Prospectus The Advisors’ Inner Circle Fund
March 1, 2022

Cambiar Opportunity Fund	Cambiar Aggressive Value Fund (formerly, Cambiar Global Ultra Focus Fund)
Investor Class Shares: CAMOX Institutional Class Shares: CAMWX	Investor Class Shares: CAMAX Institutional Class Shares:
Cambiar International Equity Fund	Cambiar SMID Fund
Investor Class Shares: CAMIX Institutional Class Shares: CAMYX	Investor Class Shares: CAMMX Institutional Class Shares: CAMUX
Cambiar Small Cap Fund	Cambiar International Small Cap Fund
Investor Class Shares: CAMSX Institutional Class Shares: CAMZX	Institutional Class Shares: CAMFX

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

Investing With The Courage Of Our Convictions®

As of the date of this prospectus, Institutional Class Shares of the Cambiar Aggressive Value Fund are not available for purchase.

Cambiar Opportunity Fund

Fund Investment Objective

The Cambiar Opportunity Fund (the “Fund”) seeks total return and capital preservation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares and Investor Class Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares	Investor Class Shares
Management Fees	0.60%	0.60%
Other Expenses	0.14%	0.34%
Shareholder Service Fees[1]	None	0.20%
Other Operating Expenses	0.14%	0.14%
Total Annual Fund Operating Expenses	0.74%	0.94%
Less Fee Reductions and/or Expense Reimbursements[2]	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.65%	0.85%

[1]	The Fund’s Investor Class Shares are subject to a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of the Fund’s Investor Class Shares.
[2]

Cambiar Investors, LLC (“Cambiar,” or, the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding any class-specific expenses (including shareholder servicing fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.65% of the average daily net assets of each of the Fund’s share classes until March 1, 2023. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of the fees waived or reduced or other payments remitted by the Adviser during the rolling three-year period preceding the date of the reimbursement if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver or expense payment; and (ii) at the time of the reimbursement. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2023. This Agreement automatically terminates upon the termination of the investment advisory agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$66	$228	$403	$910
Investor Class Shares	$87	$291	$511	$1,146

Portfolio Turnover

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of common stocks of companies with a market capitalization in excess of $10 billion at time of purchase.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies. Companies entering the portfolio generally need to satisfy Cambiar’s criteria on four levels: quality, valuation, value creation/catalyst, and risk-reward criteria:

●	Quality – Cambiar’s analysts seek companies that are best-of-breed operators within their industries. Eligible businesses for the portfolio are evaluated based on the following characteristics:

●

Management – Management teams should have a track record of success that has benefitted not just public shareholders such as the Fund, but a wide range of stakeholders, e.g., employees, customers, suppliers.

●	Consistent margins – Companies with above average and consistent margins suggest a relatively high value-add product or service and defensible market position.

●	Return on invested capital (ROIC) – Demonstrates a pattern of value creation and capital discipline.

●	Low leverage – Companies with strong balance sheets do not need to depend on the vagaries of the debt and/or equity markets to sustain their businesses.

●	Free cash flow (FCF) – We view FCF to be a better measure of economic value creation versus alternative metrics such as EBITDA or EPS. Free cash flow is less subject to manipulation.

Valuation – Cambiar evaluates broadly accepted and recognized financial measures in gauging valuation. An underlying premise of the Cambiar philosophy is that certain industries tend to follow certain valuation ranges; the market does not randomly value stocks. Our preference is for issuers that appear reasonably valued based on a number of different metrics.

Value Creation/Catalyst – Cambiar’s research process also seeks to identify some form of fundamental positive development(s) that we believe the market is overlooking/underappreciating. Such catalysts may come in varying forms – examples include new product introductions, managerial changes, divestiture of an underperforming division, or simply better financial performance. Valuation, in and of itself, is not a catalyst – there must be some identifiable event that we believe will cause investors to positively reassess the business.

Risk-reward criteria – The final criteria is the investment team’s assessment of the issuer’s upside potential: companies entering the portfolio should possess the potential for a 3:1 return-to-risk requirement over a forward 1- to 2-year timeframe. This return can generally be achieved via a combination of multiple expansion and dividend yield. While Cambiar may not achieve this return target over the desired timeframe – or at all – the return requirement is intended to channel research efforts toward those situations that appear to offer the most compelling risk/return tradeoffs.

The Adviser constructs the Fund’s portfolio on a security-by-security basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments,

(c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if the investment thesis remains intact.

Principal Risks of Investing in the Fund

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies, and hence, the Fund, may suffer a decline in response. Portfolio securities may be traded over-the-counter or listed on an exchange.

A number of factors can affect financial markets generally, which in turn, can impact the value of the Fund’s investments. Economic considerations such as GDP growth, inflation, monetary and fiscal policy, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 19.25% (quarter ended 6/30/2020) and the lowest return for a quarter was (21.60)% (quarter ended 3/31/2020).

Average Annual Total Returns for Periods Ended December 31, 2021

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.

Institutional Class Shares of the Fund commenced operations on November 3, 2005. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before November 3, 2005. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that total expenses of Institutional Class Shares are lower.

	1 Year	5 Years	10 Years	Since Inception (6/30/98)
Investor Class Shares
Fund Returns Before Taxes	20.86%	13.25%	12.78%	9.44%
Fund Returns After Taxes on Distributions	18.29%	10.73%	10.94%	8.12%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	13.30%	9.88%	10.09%	7.62%
Institutional Class Shares
Fund Returns Before Taxes	21.08%	13.47%	13.03%	9.61%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	25.16%	11.16%	12.97%	7.55%

Investment Adviser

Cambiar Investors, LLC

Fund Management

The Opportunity Fund is managed by the domestic investment team. This team includes:

Brian M. Barish, CFA, President, Chief Investment Officer, joined the Adviser in 1997 and has served as Lead Manager of the portfolio team for the Fund since its inception in 1998.

Anna (Ania) A. Aldrich, CFA, Investment Principal, joined the Adviser in 1999 and has served on the portfolio team for the Fund since 1999.

Andrew P. Baumbusch, Investment Principal, joined the Adviser in 2004 and has served on the portfolio team for the Fund since 2004.

Colin M. Dunn, CFA, Investment Principal, joined the Adviser in 2011 and has served on the portfolio team for the Fund since 2011.

Joseph S. Chin, CFA, Investment Principal, joined the Adviser in 2019 and has served on the portfolio team for the Fund since 2019.

Purchasing and Selling Fund Shares

To purchase Investor Class Shares of the Fund for the first time, you must invest at least $2,500 ($500 for IRAs and $250 for Spousal IRAs). Thereafter your investments must be at least $100. To purchase Institutional Class Shares of the Fund for the first time, you must invest at least $500,000. There is no minimum for subsequent investments in Institutional Class Shares. The Fund reserves the right to waive any of the minimum investment amounts in its sole discretion. If your Institutional Class Share holdings are below $250,000 at any time, the Fund reserves the right to convert, on a tax-free basis, your Institutional Class Shares to Investor Class Shares of the Fund, in which case you will be subject to the fees and expenses of Investor Class Shares.

If you own your shares directly, you may redeem your shares on any day the New York Stock Exchange is open for business by contacting the Fund directly by mail or telephone at 1-866-777-8227 or visiting www.cambiar.com.

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to redeem your shares. Your investment professional or institution may charge a fee for its services in addition to the fees charged by the Fund.

For important information about taxes and financial intermediary compensation, please turn to “Summary Information about Taxes and Financial Intermediary Compensation” on page 50 of the prospectus.

Cambiar International Equity Fund

Fund Investment Objective

The Cambiar International Equity Fund (the “Fund”) seeks total return and capital preservation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares and Investor Class Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares	Investor Class Shares
Management Fees	0.90%	0.90%
Other Expenses	0.14%	0.22%
Shareholder Service Fees[1]	None	0.08%
Other Operating Expenses	0.14%	0.14%
Total Annual Fund Operating Expenses	1.04%	1.12%
Less Fee Reductions and/or Expense Reimbursements[2]	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.90%	0.98%

[1]	The Fund’s Investor Class Shares are subject to a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of the Fund’s Investor Class Shares.
[2]

Cambiar Investors, LLC (“Cambiar,” or, the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding any class-specific expenses (including shareholder servicing fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.90% of the average daily net assets of each of the Fund’s share classes until March 1, 2023. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of the fees waived or reduced or other payments remitted by the Adviser during the rolling three-year period preceding the date of the reimbursement if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver or expense payment; and (ii) at the time of the reimbursement. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2023. This Agreement automatically terminates upon the termination of the investment advisory agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$92	$317	$560	$1,258
Investor Class Shares	$100	$342	$603	$1,351

Portfolio Turnover

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund expects, under normal market conditions, to invest in at least three different countries. In selecting investments for the Fund, the Adviser focuses predominantly on medium to large market capitalization equity securities.

The Fund may consider a company to be a “foreign company” if: (i) 50% of the company’s assets are located outside of the United States; or (ii) 50% of the company’s revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The majority of these companies operate in “established” markets; however, when opportunities warrant, the Fund may invest up to 15% of its assets in securities of companies in “emerging market” countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrializing, with lower gross national products than more developed countries. In some circumstances, the Fund may purchase American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and markets and represent an ownership interest in a foreign security, rather than foreign shares that are traded on foreign exchanges, because the ADRs have greater liquidity or for other reasons.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies. Companies entering the portfolio generally need to satisfy Cambiar’s criteria on four levels: quality, valuation, value creation/catalyst, and risk-reward criteria:

Quality – Cambiar’s analysts seek companies that are best-of-breed operators within their industries. Eligible businesses for the portfolio are evaluated based on the following characteristics:

●

Management – Management teams should have a track record of success that has benefitted not just public shareholders such as the Fund, but a wide range of stakeholders, e.g., employees, customers, suppliers.

●	Consistent margins – Companies with above average and consistent margins suggest a relatively high value-add product or service and defensible market position.

●	Return on invested capital (ROIC) – Demonstrates a pattern of value creation and capital discipline.

●	Low leverage – Companies with strong balance sheets do not need to depend on the vagaries of the debt and/or equity markets to sustain their businesses.

●	Free cash flow (FCF) – We view FCF to be a better measure of economic value creation versus alternative metrics such as EBITDA or EPS. Free cash flow is less subject to manipulation.

Valuation – Cambiar evaluates broadly accepted and recognized financial measures in gauging valuation. An underlying premise of the Cambiar philosophy is that certain industries tend to follow certain valuation ranges; the market does not randomly value stocks. Our preference is for issuers that appear reasonably valued based on a number of different metrics.

Value Creation/Catalyst – Cambiar’s research process also seeks to identify some form of fundamental positive development(s) that we believe the market is overlooking/underappreciating. Such catalysts may come in varying forms – examples include new product introductions, managerial changes, divestiture of an underperforming division, or simply better financial performance. Valuation, in and of itself, is not a catalyst – there must be some identifiable event that we believe will cause investors to positively reassess the business.

Risk-reward criteria – The final criteria is the investment team’s assessment of the issuer’s upside potential: companies entering the portfolio should possess the potential for a 3:1 return-to-risk requirement over a forward 1- to 2-year timeframe. This return can generally be achieved via a combination of multiple expansion and dividend yield. While Cambiar may not achieve this return target over the desired timeframe – or at all – the return requirement is intended to channel research efforts toward those situations that appear to offer the most compelling risk/return tradeoffs.

The Adviser constructs the Fund’s portfolio on a security-by-security basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector or individual country.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if the investment thesis remains intact.

Principal Risks of Investing in the Fund

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies, and hence, the Fund, may suffer a decline in response. Portfolio securities may be traded over-the-counter or listed on an exchange.

A number of factors can affect financial markets generally, which in turn, can impact the value of the Fund’s investments. Economic considerations such as GDP growth, inflation, monetary and fiscal policy, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Because the Fund invests in foreign securities, including securities denominated in foreign currencies and ADRs, it will be subject to certain risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States, because of, among other things, unstable political and economic conditions, sovereign solvency considerations, and less developed and more thinly-traded securities markets. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the types of regulatory controls imposed on U.S. issuers and, as a consequence, there is often less publicly available information about foreign companies than is available about domestic companies. Income from foreign securities owned by the Fund are often reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Although ADRs and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

To the extent that it concentrates its investments in a specific geographic region, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that region. As a result, the Fund’s net asset value may be more volatile than that of a fund holding more geographically diverse investments.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund’s assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 16.23% (quarter ended 6/30/2020) and the lowest return for a quarter was (27.05)% (quarter ended 3/31/2020).

Average Annual Total Returns for Periods Ended December 31, 2021

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.

Institutional Class Shares of the Fund commenced operations on November 30, 2012. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before November 30, 2012. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that total expenses of Institutional Class Shares are lower.

	1 Year	5 Years	10 Years	Since Inception (09/02/97)
Investor Class Shares
Fund Returns Before Taxes	5.14%	4.50%	6.07%	6.87%
Fund Returns After Taxes on Distributions	4.92%	4.18%	5.81%	6.49%[1]
Fund Returns After Taxes on Distributions and Sale of Fund Shares	3.40%	3.60%	4.96%	5.99%[1]
Institutional Class Shares
Fund Returns Before Taxes	5.21%	4.62%	6.21%	6.93%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	11.26%	9.55%	8.03%	5.17%

[1]

The Since Inception after-tax returns include performance prior to the Fund’s registration as a mutual fund on September 9, 2002, which has not been adjusted to reflect distributions that are generally required for a mutual fund. If the adjustments had been made, the Since Inception after-tax returns may have been lower. More information about the Fund’s history and performance can be found on page 80.

Investment Adviser

Cambiar Investors, LLC

Fund Management

The International Equity Fund is managed by the international investment team. This team includes:

Brian M. Barish, CFA, President, Chief Investment Officer, joined the Adviser in 1997, is Co-Lead Manager of the Fund and has served on the portfolio team for the Fund since its inception in 1997.

Munish Malhotra, CFA, Investment Principal, joined the Adviser in 2017, is Co-Lead Manager of the Fund and has served on the portfolio team for the Fund since 2017.

Todd L. Edwards, PhD, Investment Principal, joined the Adviser in 2007 and has served on the portfolio team for the Fund since 2007.

Di Zhou, CFA, FRM, Investment Principal, joined the Adviser in 2021 and has served on the portfolio team for the Fund since 2021.

Purchasing and Selling Fund Shares

To purchase Investor Class Shares of the Fund for the first time, you must invest at least $2,500 ($500 for IRAs and $250 for Spousal IRAs). Thereafter your investments must be at least $100. To purchase Institutional Class Shares of the Fund for the first time, you must invest at least $500,000. There is no minimum for subsequent investments in Institutional Class Shares. The Fund reserves the right to waive any of the minimum investment amounts in its sole discretion. If your Institutional Class Share holdings are below $250,000 at any time, the Fund reserves the right to convert, on a tax-free basis, your Institutional Class Shares to Investor Class Shares of the Fund, in which case you will be subject to the fees and expenses of Investor Class Shares.

If you own your shares directly, you may redeem your shares on any day the New York Stock Exchange is open for business by contacting the Fund directly by mail or telephone at 1-866-777-8227 or visiting www.cambiar.com.

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to redeem your shares. Your investment professional or institution may charge a fee for its services in addition to the fees charged by the Fund.

For important information about taxes and financial intermediary compensation, please turn to “Summary Information about Taxes and Financial Intermediary Compensation” on page 50 of the prospectus.

Cambiar Small Cap Fund

Fund Investment Objective

The Cambiar Small Cap Fund (the “Fund”) seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares and Investor Class Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares	Investor Class Shares
Management Fees	0.85%	0.85%
Other Expenses	0.22%	0.41%
Shareholder Service Fees[1]	None	0.20%
Other Operating Expenses	0.22%	0.21%
Total Annual Fund Operating Expenses	1.07%	1.26%
Less Fee Reductions and/or Expense Reimbursements[2]	(0.17)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.90%	1.10%

[1]	The Fund’s Investor Class Shares are subject to a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of the Fund’s Investor Class Shares.
[2]

Cambiar Investors, LLC (“Cambiar,” or, the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding any class-specific expenses (including shareholder servicing fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.90% of the average daily net assets of each of the Fund’s share classes until March 1, 2023. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of the fees waived or reduced or other payments remitted by the Adviser during the rolling three-year period preceding the date of the reimbursement if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver or expense payment; and (ii) at the time of the reimbursement. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2023. This Agreement automatically terminates upon the termination of the investment advisory agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$92	$323	$574	$1,290
Investor Class Shares	$112	$384	$676	$1,509

Portfolio Turnover

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small-cap companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund generally considers small-cap companies to be those with market capitalizations not greater than either that of the largest company in the Russell 2000® Value Index ($13.9 billion as of December 31, 2021) or $3.5 billion, whichever is greater at the time of initial purchase.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies. Companies entering the portfolio generally need to satisfy Cambiar’s criteria on four levels: quality, valuation, value creation/catalyst, and risk-reward criteria:

Quality – Cambiar’s analysts seek companies that are best-of-breed operators within their industries. Eligible businesses for the portfolio are evaluated based on the following characteristics:

●

Management – Management teams should have a track record of success that has benefitted not just public shareholders such as the Fund, but a wide range of stakeholders, e.g., employees, customers, suppliers.

●	Consistent margins – Companies with above average and consistent margins suggest a relatively high value-add product or service and defensible market position.

●	Return on invested capital (ROIC) – Demonstrates a pattern of value creation and capital discipline.

●	Low leverage – Companies with strong balance sheets do not need to depend on the vagaries of the debt and/or equity markets to sustain their businesses.

●	Free cash flow (FCF) – We view FCF to be a better measure of economic value creation versus alternative metrics such as EBITDA or EPS. Free cash flow is less subject to manipulation.

Valuation – Cambiar evaluates broadly accepted and recognized financial measures in gauging valuation. An underlying premise of the Cambiar philosophy is that certain industries tend to follow certain valuation ranges; the market does not randomly value stocks. Our preference is for issuers that appear reasonably valued based on a number of different metrics.

Value Creation/Catalyst – Cambiar’s research process also seeks to identify some form of fundamental positive development(s) that we believe the market is overlooking/underappreciating. Such catalysts may come in varying forms – examples include new product introductions, managerial changes, divestiture of an underperforming division, or simply better financial performance. Valuation, in and of itself, is not a catalyst – there must be some identifiable event that we believe will cause investors to positively reassess the business.

Risk-reward criteria – The final criteria is the investment team’s assessment of the issuer’s upside potential: companies entering the portfolio should possess the potential for a 3:1 return-to-risk requirement over a forward 1- to 2-year timeframe. This return can generally be achieved via a combination of multiple expansion and dividend yield. While Cambiar may not achieve this return target over the desired timeframe – or at all – the return requirement is intended to channel research efforts toward those situations that appear to offer the most compelling risk/return tradeoffs.

The Adviser constructs the Fund’s portfolio on a security-by-security basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if the investment thesis remains intact.

Principal Risks of Investing in the Fund

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.

A number of factors can affect financial markets generally, which in turn, can impact the value of the Fund’s investments. Economic considerations such as GDP growth, inflation, monetary and fiscal policy, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. The prices of securities issued by such companies, and hence, the Fund, may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable to adverse corporate, business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management team. Therefore, small-cap stocks may be more volatile than those of larger companies. Portfolio securities may be traded over-the-counter or listed on an exchange.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 24.82% (quarter ended 6/30/2020) and the lowest return for a quarter was (31.44)% (quarter ended 3/31/2020).

Average Annual Total Returns for Periods Ended December 31, 2021

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.

Institutional Class Shares of the Fund commenced operations on October 31, 2008. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before October 31, 2008. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that total expenses of Institutional Class Shares are lower.

	1 Year	5 Years	10 Years	Since Inception (08/31/04)
Investor Class Shares
Fund Returns Before Taxes	17.30%	8.59%	9.44%	9.54%
Fund Returns After Taxes on Distributions	8.50%	5.32%	6.83%	7.72%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	13.30%	5.90%	6.94%	7.48%
Institutional Class Shares
Fund Returns Before Taxes	17.51%	8.76%	9.67%	9.71%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	28.27%	9.07%	12.03%	8.79%

Investment Adviser

Cambiar Investors, LLC

Fund Management

The Small Cap Fund is managed by the domestic investment team. This team includes:

Andrew P. Baumbusch, Investment Principal, joined the Adviser in 2004, is Co-Lead Manager of the Fund, and has served on the portfolio team for the Fund since its inception in 2004.

Colin M. Dunn, CFA, Investment Principal, joined the Adviser in 2011, is Co-Lead Manager of the Fund, and has served on the portfolio team for the Fund since 2011.

Brian M. Barish, CFA, President, Chief Investment Officer, joined the Adviser in 1997 and has served on the portfolio team for the Fund since its inception in 2004.

Anna (Ania) A. Aldrich, CFA, Investment Principal, joined the Adviser in 1999 and has served on the portfolio team for the Fund since its inception in 2004.

Joseph S. Chin, CFA, Investment Principal, joined the Adviser in 2019 and has served on the portfolio team for the Fund since 2019.

Purchasing and Selling Fund Shares

To purchase Investor Class Shares of the Fund for the first time, you must invest at least $2,500 ($500 for IRAs and $250 for Spousal IRAs). Thereafter your investments must be at least $100. To purchase Institutional Class Shares of the Fund for the first time, you must invest at least $500,000. There is no minimum for subsequent investments in Institutional Class Shares. The Fund reserves the right to waive any of the minimum investment amounts in its sole discretion. If your Institutional Class Share holdings are below $250,000 at any time, the Fund reserves the right to convert, on a tax-free basis, your Institutional Class Shares to Investor Class Shares of the Fund, in which case you will be subject to the fees and expenses of Investor Class Shares.

If you own your shares directly, you may redeem your shares on any day the New York Stock Exchange is open for business by contacting the Fund directly by mail or telephone at 1-866-777-8227 or visiting www.cambiar.com.

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to redeem your shares. Your investment professional or institution may charge a fee for its services in addition to the fees charged by the Fund.

For important information about taxes and financial intermediary compensation, please turn to “Summary Information about Taxes and Financial Intermediary Compensation” on page 50 of the prospectus.

Cambiar Aggressive Value Fund

Fund Investment Objective

The Cambiar Aggressive Value Fund (the “Fund”) seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares and Investor Class Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 180 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares	Investor Class Shares
Management Fees	0.90%	0.90%
Other Expenses	0.27%	0.32%
Shareholder Service Fees[1]	None	0.05%
Other Operating Expenses	0.27%	0.27%
Total Annual Fund Operating Expenses	1.17%	1.22%
Less Fee Reductions and/or Expense Reimbursements[2]	(0.22)%	(0.22)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.95%	1.00%

[1]	The Fund’s Investor Class Shares are subject to a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of the Fund’s Investor Class Shares.
[2]

Cambiar Investors, LLC (“Cambiar,” or, the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding any class-specific expenses (including shareholder servicing fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.95% of the average daily net assets of each of the Fund’s share classes until March 1, 2023. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of the fees waived or reduced or other payments remitted by the Adviser during the rolling three-year period preceding the date of the reimbursement if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver or expense payment; and (ii) at the time of the reimbursement. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2023. This Agreement automatically terminates upon the termination of the investment advisory agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$97	$350	$622	$1,401
Investor Class Shares	$102	$365	$649	$1,458

Portfolio Turnover

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies located throughout the world. For purposes of this policy, equity securities include common stocks and derivative instruments with economic characteristics similar to equity securities. The Fund may also sell securities short. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The equity securities in which the Fund invests are primarily common stocks and the Fund is generally unconstrained by any particular country, region, sector or market capitalization. The Fund’s investments may occasionally include derivative instruments and short positions. The derivative instruments in which the Fund invests will typically be call options, put options and swaps. While the Fund is generally unconstrained within its equity universe, the Fund will typically invest in a portfolio of 20-30 issuers that the Adviser believes represent the best opportunities for long-term capital appreciation. Due to the highly focused nature of the Fund’s investment strategy, the Fund is considered to be non-diversified, and may invest a significant portion of its assets in a relatively small number of securities.

The Fund will invest a portion of its assets in the securities of foreign companies. The Fund may consider a company to be a “foreign company” if: (i) 50% of the company’s assets are located outside of the United States; or (ii) 50% of the company’s revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The Fund may invest in securities of companies in “emerging market” countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability, and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrializing, with lower gross national products than more developed countries. The Adviser’s allocation among various foreign countries does not seek to replicate any particular index’s country allocation by global capitalization or regional capitalization. There is no limit on investments in securities of foreign companies, including emerging markets companies.

The Fund may purchase ADRs, rather than foreign shares that are traded on foreign exchanges, because the ADRs have greater liquidity or for other reasons. From time to time, the Fund may also focus its investments in a particular geographic region.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies. Companies entering the portfolio generally need to satisfy Cambiar’s criteria on four levels: quality, valuation, value creation/catalyst, and risk-reward criteria:

Quality – Cambiar’s analysts seek companies that are best-of-breed operators within their industries. Eligible businesses for the portfolio are evaluated based on the following characteristics:

●

Management – Management teams should have a track record of success that has benefitted not just public shareholders such as the Fund, but a wide range of stakeholders, e.g., employees, customers, suppliers.

●	Consistent margins – Companies with above average and consistent margins suggest a relatively high value-add product or service and defensible market position.

●	Return on invested capital (ROIC) – Demonstrates a pattern of value creation and capital discipline.

●	Low leverage – Companies with strong balance sheets do not need to depend on the vagaries of the debt and/or equity markets to sustain their businesses.

●	Free cash flow (FCF) – We view FCF to be a better measure of economic value creation versus alternative metrics such as EBITDA or EPS. Free cash flow is less subject to manipulation.

Valuation – Cambiar evaluates broadly accepted and recognized financial measures in gauging valuation. An underlying premise of the Cambiar philosophy is that certain industries tend to follow certain valuation ranges; the market does not randomly value stocks. Our preference is for issuers that appear reasonably valued based on a number of different metrics.

Value Creation/Catalyst – Cambiar’s research process also seeks to identify some form of fundamental positive development(s) that we believe the market is overlooking/underappreciating. Such catalysts may come in varying forms – examples include new product introductions, managerial changes, divestiture of an underperforming division, or simply better financial performance. Valuation, in and of itself, is not a catalyst – there must be some identifiable event that we believe will cause investors to positively reassess the business.

Risk-reward criteria – The final criteria is the investment team’s assessment of the issuer’s upside potential: companies entering the portfolio should possess the potential for a 3:1 return-to-risk requirement over a forward 1- to 2-year timeframe. This return can generally be achieved via a combination of multiple expansion and dividend yield. While Cambiar may not achieve this return target over the desired timeframe – or at all – the return requirement is intended to channel research efforts toward those situations that appear to offer the most compelling risk/return tradeoffs.

The Adviser constructs the Fund’s portfolio on a security-by-security basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector or individual country.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if the investment thesis remains intact.

To the extent the Fund invests in derivatives, those instruments will primarily be intended to hedge against the risk of unfavorable price movements in the underlying instruments, to increase long exposure to underlying instruments, to provide short exposure, to manage cash flows or currency exposure, or for other purposes.

The Fund may buy and sell securities more frequently than other mutual funds, which could result in the Fund having a higher portfolio turnover rate than other mutual funds.

Principal Risks of Investing in the Fund

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies, and hence, the Fund, may suffer a decline in response. Portfolio securities may be traded over-the-counter or listed on an exchange.

A number of factors can affect financial markets generally, which in turn, can impact the value of the Fund’s investments. Economic considerations such as GDP growth, inflation, monetary and fiscal policy, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Because the Fund invests in foreign securities, including securities denominated in foreign currencies and American Depositary Receipts (“ADRs”), it will be subject to certain risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States, because of, among other things, unstable political and economic conditions, sovereign solvency considerations, and less developed and more thinly-traded securities markets. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the types of regulatory controls imposed on U.S. issuers and, as a consequence, there is often less publicly available information about foreign companies than is available about domestic companies. Income from foreign securities owned by the Fund are often reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Although ADRs and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are subject to many of the risks associated with investing directly in foreign securities.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund’s assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

The Fund’s use of derivatives, including options and swaps, is subject to market risk, leverage risk, correlation risk, liquidity risk, counterparty risk, valuation risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate closely or at all with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and at the price that the Fund would like, which may result in the Fund accepting a lower price to sell the derivative, selling other assets to raise cash or giving up another investment opportunity, any of which could have a negative effect on the Fund’s management or performance. Counterparty risk is the risk that the counterparty to a derivative contract will default or otherwise fail to honor its financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Hedging risk is the risk that derivatives instruments used for hedging purposes may not be effective in hedging the intended risk, may not be in place at the appropriate time to hedge the intended risk or may limit any potential gain that may result from the increase in value of the hedged asset. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

The Fund may seek to increase returns and reduce risk by using short sales or financial derivatives such as options. Short sales will cause the Fund to lose money if the value of a security sold short rises. When the Fund sells securities “short,” the Fund may be subject to substantially higher risks and greater volatility. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss, although the Fund may be able to limit any such losses by purchasing the security sold short, albeit at a higher price. Short sales can also be used as a hedge and therefore lower the overall risk of the Fund.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse corporate, economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Due to its investment strategy, the Fund may have a higher turnover rate than other mutual funds since it may buy and sell securities more frequently than other mutual funds. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders in taxable accounts generally pay taxes on such capital gains. In addition, the use of short sales may cause the Fund to have higher expenses (especially interest on borrowings and dividend expenses) than those of other equity mutual funds that do not engage in short sales.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

As of the date of this prospectus, Institutional Class Shares of the Fund have not commenced operations and therefore have no performance information to report. Institutional Class Shares of the Fund would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that total expenses of Institutional Class Shares would be lower.

Updated performance information is available at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 22.11% (quarter ended 6/30/2020) and the lowest return for a quarter was (31.93)% (quarter ended 3/31/2020).

Average Annual Total Returns for Periods Ended December 31, 2021

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	1 Year	5 Years	10 Years	Since Inception (08/31/07)
Investor Class Shares
Fund Returns Before Taxes	19.49%	6.91%	9.86%	7.93%
Fund Returns After Taxes on Distributions	19.40%	6.74%	9.71%	7.56%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	11.60%	5.39%	8.10%	6.43%
MSCI World Index (reflects no deduction for fees, expenses, or taxes)	21.82%	15.03%	12.70%	7.30%

Investment Adviser

Cambiar Investors, LLC

Fund Management

The Aggressive Value Fund is managed by the global investment team. This team includes:

Brian M. Barish, CFA, President, Chief Investment Officer, joined the Adviser in 1997 and has managed the Fund since its inception in 2007.

Purchasing and Selling Fund Shares

To purchase Investor Class Shares of the Fund for the first time, you must invest at least $2,500 ($500 for IRAs and $250 for Spousal IRAs). Thereafter your investments must be at least $100. To purchase Institutional Class Shares of the Fund for the first time, you must invest at least $500,000. There is no minimum for subsequent investments in Institutional Class Shares. The Fund reserves the right to waive any of the minimum investment amounts in its sole discretion. If your Institutional Class Share holdings are below $250,000 at any time, the Fund reserves the right to convert, on a tax-free basis, your Institutional Class Shares to Investor Class Shares of the Fund, in which case you will be subject to the fees and expenses of Investor Class Shares. As of the date of this prospectus, Institutional Class Shares of the Fund are not available for purchase.

If you own your shares directly, you may redeem your shares on any day the New York Stock Exchange is open for business by contacting the Fund directly by mail or telephone at 1-866-777-8227 or visiting www.cambiar.com.

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to redeem your shares. Your investment professional or institution may charge a fee for its services in addition to the fees charged by the Fund.

For important information about taxes and financial intermediary compensation, please turn to “Summary Information about Taxes and Financial Intermediary Compensation” on page 50 of the prospectus.

Cambiar SMID Fund

Fund Investment Objective

The Cambiar SMID Fund (the “Fund”) seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares and Investor Class Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares	Investor Class Shares
Management Fees	0.80%	0.80%
Other Expenses	0.19%	0.27%
Shareholder Service Fees[1]	None	0.08%
Other Operating Expenses	0.19%	0.19%
Total Annual Fund Operating Expenses	0.99%	1.07%
Less Fee Reductions and/or Expense Reimbursements[2]	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.85%	0.93%

[1]	The Fund’s Investor Class Shares are subject to a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of the Fund’s Investor Class Shares.
[2]

Cambiar Investors, LLC (“Cambiar,” or, the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding any class-specific expenses (including shareholder servicing fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.85% of the average daily net assets of each of the Fund’s share classes until March 1, 2023. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of the fees waived or reduced or other payments remitted by the Adviser during the rolling three-year period preceding the date of the reimbursement if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver or expense payment; and (ii) at the time of the reimbursement. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2023. This Agreement automatically terminates upon the termination of the investment advisory agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$87	$301	$533	$1,200
Investor Class Shares	$95	$326	$577	$1,293

Portfolio Turnover

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small- to mid-sized companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund generally considers small- and mid-sized companies to be those with market capitalizations not greater than either that of the largest company in the Russell 2500® Value Index ($38.6 billion as of December 31, 2021) or $12 billion, whichever is greater at the time of initial purchase.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies. Companies entering the portfolio generally need to satisfy Cambiar’s criteria on four levels: quality, valuation, value creation/catalyst, and risk-reward criteria:

Quality – Cambiar’s analysts seek companies that are best-of-breed operators within their industries. Eligible businesses for the portfolio are evaluated based on the following characteristics:

●

Management – Management teams should have a track record of success that has benefitted not just public shareholders such as the Fund, but a wide range of stakeholders, e.g., employees, customers, suppliers.

●	Consistent margins – Companies with above average and consistent margins suggest a relatively high value-add product or service and defensible market position.

●	Return on invested capital (ROIC) – Demonstrates a pattern of value creation and capital discipline.

●	Low leverage – Companies with strong balance sheets do not need to depend on the vagaries of the debt and/or equity markets to sustain their businesses.

●	Free cash flow (FCF) – We view FCF to be a better measure of economic value creation versus alternative metrics such as EBITDA or EPS. Free cash flow is less subject to manipulation.

Valuation – Cambiar evaluates broadly accepted and recognized financial measures in gauging valuation. An underlying premise of the Cambiar philosophy is that certain industries tend to follow certain valuation ranges; the market does not randomly value stocks. Our preference is for issuers that appear reasonably valued based on a number of different metrics.

Value Creation/Catalyst – Cambiar’s research process also seeks to identify some form of fundamental positive development(s) that we believe the market is overlooking/underappreciating. Such catalysts may come in varying forms – examples include new product introductions, managerial changes, divestiture of an underperforming division, or simply better financial performance. Valuation, in and of itself, is not a catalyst – there must be some identifiable event that we believe will cause investors to positively reassess the business.

Risk-reward criteria – The final criteria is the investment team’s assessment of the issuer’s upside potential: companies entering the portfolio should possess the potential for a 3:1 return-to-risk requirement over a forward 1- to 2-year timeframe. This return can generally be achieved via a combination of multiple expansion and dividend yield. While Cambiar may not achieve this return target over the desired timeframe – or at all – the return requirement is intended to channel research efforts toward those situations that appear to offer the most compelling risk/return tradeoffs.

The Adviser constructs the Fund’s portfolio on a security-by-security basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if the investment thesis remains intact.

Principal Risks of Investing in the Fund

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies, and hence, the Fund, may suffer a decline in response.

A number of factors can affect financial markets generally, which in turn, can impact the value of the Fund’s investments. Economic considerations such as GDP growth, inflation, monetary and fiscal policy, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The Fund is also subject to the risk that small- and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small- and mid-capitalization companies may be more vulnerable to adverse corporate, business or economic events than larger, more established companies. In particular, investments in smaller companies may pose additional risks, including liquidity risk, because these companies tend to have more limited product lines, markets and financial resources, and may depend upon a relatively small management team. Therefore, stocks of smaller companies may be more volatile than those of larger companies. Portfolio securities may be traded over-the-counter or listed on an exchange.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 22.58% (quarter ended 12/31/2020) and the lowest return for a quarter was (31.26)% (quarter ended 3/31/2020).

Average Annual Total Returns for Periods Ended December 31, 2021

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.

Institutional Class Shares of the Fund commenced operations on November 3, 2014. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before November 3, 2014. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that total expenses of Institutional Class Shares are lower.

	1 Year	5 Years	10 Years	Since Inception (05/31/11)
Investor Class Shares
Fund Returns Before Taxes	23.35%	14.03%	13.80%	11.37%
Fund Returns After Taxes on Distributions	19.00%	12.58%	12.87%	10.51%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	14.75%	10.82%	11.30%	9.19%
Institutional Class Shares
Fund Returns Before Taxes	23.44%	14.08%	13.83%	11.40%
Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)	27.78%	9.88%	12.43%	10.44%

Investment Adviser

Cambiar Investors, LLC

Fund Management

The SMID Fund is managed by the domestic investment team. This team includes:

Andrew P. Baumbusch, Investment Principal, joined the Adviser in 2004, is Co-Lead Manager of the Fund, and has served on the portfolio team for the Fund since its inception in 2011.

Colin M. Dunn, CFA, Investment Principal, joined the Adviser in 2011, is Co-Lead Manager of the Fund, and has served on the portfolio team for the Fund since its inception in 2011.

Brian M. Barish, CFA, President, Chief Investment Officer, joined the Adviser in 1997 and has served on the portfolio team for the Fund since its inception in 2011.

Anna (Ania) A. Aldrich, CFA, Investment Principal, joined the Adviser in 1999 and has served on the portfolio team for the Fund since its inception in 2011.

Joseph S. Chin, CFA, Investment Principal, joined the Adviser in 2019 and has served on the portfolio team for the Fund since 2019.

Purchasing and Selling Fund Shares

To purchase Investor Class Shares of the Fund for the first time, you must invest at least $2,500 ($500 for IRAs and $250 for Spousal IRAs). Thereafter your investments must be at least $100. To purchase Institutional Class Shares of the Fund for the first time, you must invest at least $500,000. There is no minimum for subsequent investments in Institutional Class Shares. The Fund reserves the right to waive any of the minimum investment amounts in its sole discretion. If your Institutional Class Share holdings are below $250,000 at any time, the Fund reserves the right to convert, on a tax-free basis, your Institutional Class Shares to Investor Class Shares of the Fund, in which case you will be subject to the fees and expenses of Investor Class Shares.

If you own your shares directly, you may redeem your shares on any day the New York Stock Exchange is open for business by contacting the Fund directly by mail or telephone at 1-866-777-8227 or visiting www.cambiar.com.

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to redeem your shares. Your investment professional or institution may charge a fee for its services in addition to the fees charged by the Fund.

For important information about taxes and financial intermediary compensation, please turn to “Summary Information about Taxes and Financial Intermediary Compensation” on page 50 of the prospectus.

Cambiar International Small Cap Fund

Fund Investment Objective

The Cambiar International Small Cap Fund (the “Fund”) seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 180 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class Shares
Management Fees	0.90%
Other Expenses	0.32%
Shareholder Service Fees[1]	0.10%
Other Operating Expenses	0.22%
Total Annual Fund Operating Expenses	1.22%
Less Fee Reductions and/or Expense Reimbursements[2]	(0.17)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.05%

[1]	The Fund’s Institutional Class Shares are subject to a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of the Fund’s Institutional Class Shares.
[2]

Cambiar Investors, LLC (“Cambiar,” or, the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding any class-specific expenses (including shareholder servicing fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.95% of the Fund’s Institutional Class Shares’ average daily net assets until March 1, 2023. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of the fees waived or reduced or other payments remitted by the Adviser during the rolling three-year period preceding the date of the reimbursement if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver or expense payment; and (ii) at the time of the reimbursement. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2023. This Agreement automatically terminates upon the termination of the investment advisory agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$107	$370	$654	$1,462

Portfolio Turnover

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap foreign companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund expects, under normal market conditions, to invest in at least three different countries. The equity securities in which the Fund invests are generally common stocks traded on foreign exchanges, although it may also purchase American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and markets and represent an ownership interest in a foreign security. The Fund generally considers small-cap foreign companies to be those with market capitalizations not greater than either that of the largest company in the MSCI EAFE Small Cap Index ($21.2 billion as of December 31, 2021) or $5 billion, whichever is greater at the time of initial purchase.

The Fund may consider a company to be a “foreign company” if: (i) 50% of the company’s assets are located outside of the United States; or (ii) 50% of the company’s revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The majority of these companies operate in “established” markets; however, the Fund may invest up to 15% of its assets in securities of companies in “emerging market” countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging market countries are in the process of industrializing, with lower gross national products than more developed countries. In some circumstances, the Fund may purchase ADRs, rather than foreign shares that are traded on foreign exchanges, because the ADRs have greater liquidity or for other reasons. From time to time, the Fund may also focus its investments in a particular geographic region, such as Europe or Asia.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies. Companies entering the portfolio generally need to satisfy Cambiar’s criteria on four levels: quality, valuation, value creation/catalyst, and risk-reward criteria:

Quality – Cambiar’s analysts seek companies that are best-of-breed operators within their industries. Eligible businesses for the portfolio are evaluated based on the following characteristics:

●

Management – Management teams should have a track record of success that has benefitted not just public shareholders such as the Fund, but a wide range of stakeholders, e.g., employees, customers, suppliers.

●	Consistent margins – Companies with above average and consistent margins suggest a relatively high value-add product or service and defensible market position.

●	Return on invested capital (ROIC) – Demonstrates a pattern of value creation and capital discipline.

●	Low leverage – Companies with strong balance sheets do not need to depend on the vagaries of the debt and/or equity markets to sustain their businesses.

●	Free cash flow (FCF) – We view FCF to be a better measure of economic value creation versus alternative metrics such as EBITDA or EPS. Free cash flow is less subject to manipulation.

Valuation – Cambiar evaluates broadly accepted and recognized financial measures in gauging valuation. An underlying premise of the Cambiar philosophy is that certain industries tend to follow certain valuation ranges; the market does not randomly value stocks. Our preference is for issuers that appear reasonably valued based on a number of different metrics.

Value Creation/Catalyst – Cambiar’s research process also seeks to identify some form of fundamental positive development(s) that we believe the market is overlooking/underappreciating. Such catalysts may come in varying forms – examples include new product introductions, managerial changes, divestiture of an underperforming division, or simply better financial performance. Valuation, in and of itself, is not a catalyst – there must be some identifiable event that we believe will cause investors to positively reassess the business.

Risk-reward criteria – The final criteria is the investment team’s assessment of the issuer’s upside potential: companies entering the portfolio should possess the potential for a 3:1 return-to-risk requirement over a forward 1- to 2-year timeframe. This return can generally be achieved via a combination of multiple expansion and dividend yield. While Cambiar may not achieve this return target over the desired timeframe – or at all – the return requirement is intended to channel research efforts toward those situations that appear to offer the most compelling risk/return tradeoffs.

The Adviser constructs the Fund’s portfolio on a security-by-security basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector or individual country.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if the investment thesis remains intact.

Principal Risks of Investing in the Fund

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies, and hence, the Fund, may suffer a decline in response. Portfolio securities may be traded over-the-counter or listed on an exchange.

A number of factors can affect financial markets generally, which in turn, can impact the value of the Fund’s investments. Economic considerations such as GDP growth, inflation, monetary and fiscal policy, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The Fund is also subject to the risk that small-cap stocks may underperform other segments of the equity market or the equity market as a whole. Small-cap companies may be more vulnerable to adverse corporate, business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management team. Therefore, small-cap stocks may be more volatile than those of larger companies and may be subject to great liquidity risk.

Because the Fund invests in foreign securities, including securities denominated in foreign currencies and ADRs, it will be subject to certain risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States, because of, among other things, unstable political and economic conditions, sovereign solvency considerations, and less developed and more thinly-traded securities markets. These risks may be heightened when investing in the securities of small-cap foreign companies. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Securities of foreign companies may not be registered with the U.S.

Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the types of regulatory controls imposed on U.S. issuers and, as a consequence, there is often less publicly available information about foreign companies than is available about domestic companies. Income from foreign securities owned by the Fund are often reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Although ADRs and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

To the extent that it concentrates its investments in a specific geographic region, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that region. As a result, the Fund’s net asset value may be more volatile than that of a fund holding more geographically diverse investments.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund’s assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund’s highest return for a quarter was 21.27% (quarter ended 12/31/2020) and the lowest return for a quarter was (28.40)% (quarter ended 3/31/2020).

Average Annual Total Returns for Periods Ended December 31, 2021

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

	1 Year	5 Years	Since Inception (11/18/14)
Institutional Class Shares
Fund Returns Before Taxes	1.58%	10.35%	7.39%
Fund Returns After Taxes on Distributions	(0.76)%	9.00%	6.40%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	1.99%	7.96%	5.70%
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses, or taxes)	10.10%	11.04%	9.36%

Investment Adviser

Cambiar Investors, LLC

Fund Management

The International Small Cap Fund is managed by the international investment team. This team includes:

Todd L. Edwards, PhD, Investment Principal, joined the Adviser in 2007, is Co-Lead Manager of the Fund, and has served on the portfolio team for the Fund since its inception in 2014.

Munish Malhotra, CFA, Investment Principal, joined the Adviser in 2017, is Co-Lead Manager of the Fund, and has served on the portfolio team for the Fund since 2017.

Brian M. Barish, CFA, President, Chief Investment Officer, joined the Adviser in 1997 and has served on the portfolio team for the Fund since its inception in 2014.

Di Zhou, CFA, FRM, Investment Principal, joined the Adviser in 2021 and has served on the portfolio team for the Fund since 2021.

Purchasing and Selling Fund Shares

To purchase shares of the Fund for the first time, you must invest at least $100,000. The Fund reserves the right to waive the minimum initial investment amount in its sole discretion. There is no minimum for subsequent investments.

If you own your shares directly, you may redeem your shares on any day the New York Stock Exchange is open for business by contacting the Fund directly by mail or telephone at 1-866-777-8227 or visiting www.cambiar.com.

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to redeem your shares. Your investment professional or institution may charge a fee for its services in addition to the fees charged by the Fund.

For important information about taxes and financial intermediary compensation, please turn to “Summary Information about Taxes and Financial Intermediary Compensation” on page 50 of the prospectus.

Summary Information about Taxes and Financial Intermediary Compensation

Tax Information

Each Fund intends to make distributions that may be taxed as qualified dividend income, ordinary income or capital gains if you are not investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s web-site for more information.

Investing with the Cambiar Funds

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange Investor Class Shares and Institutional Class Shares of the Funds.

How to Choose a Share Class

The Funds, other than the Cambiar International Small Cap Fund, have two classes of shares, Institutional Class Shares and Investor Class Shares. As of the date of this prospectus, Institutional Class Shares of the Cambiar Aggressive Value Fund are not available for purchase. Although both share classes invest in the same portfolio of securities, each share class has its own shareholder eligibility criteria, investment minimums, cost structure and other features. The following summarizes the primary features of Institutional Class Shares of the Funds (except of the Cambiar International Small Cap Fund) and Investor Class Shares of the Funds. Contact your financial intermediary or the Funds for more information about the Funds’ share classes and how to choose between them.

Class Name	Eligible Investors	Investment Minimums	Fees
Institutional Class Shares	Primarily institutional investors and individual investors who meet the initial investment minimum	Initial – $500,000 Subsequent – None	No 12b-1 Fee. No Shareholder Servicing Fee.
Investor Class Shares	Primarily individual investors	Initial – $2,500 ($500 for IRAs and $250 for Spousal IRAs) Subsequent – $100	No 12b-1 Fee. Shareholder Servicing Fee not to exceed 0.25% annually.

The following summarizes the primary features of Institutional Class Shares of the Cambiar International Small Cap Fund.

Class Name	Eligible Investors	Investment Minimums	Fees
Institutional Class Shares	Institutional and individual investors	Initial – $100,000 Subsequent – None	No 12b-1 Fee. Shareholder Servicing Fee not to exceed 0.25% annually.

Institutional Class Shares and Investor Class Shares are offered to investors who purchase shares directly from the Funds or through certain financial intermediaries such as financial planners, investment advisers, broker-dealers or other financial institutions. An investor may be eligible to purchase more than one share class. However, if you purchase shares through a financial intermediary, you may only purchase the classes of shares which your financial intermediary sells or services. Your financial intermediary can tell you which classes of shares are available.

The Funds reserve the right to change the criteria for investor eligibility and accept investments of smaller amounts in their sole discretion.

For information regarding the federal income tax consequences of transactions in shares of a Fund, including information about cost basis reporting, see “Federal Taxes.”

Buying Fund Shares

To purchase Investor Class Shares or Institutional Class Shares directly from the Funds through their transfer agent, DST Systems, Inc., complete and send in the account application. If you need an account application or have questions, please call 1-866-777-8227 or visit www.cambiar.com.

All investments must be made by check, wire or Automated Clearing House (“ACH”). All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler’s checks, money orders or cashier’s checks.

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

By Mail

You can open an account with a Fund by sending a check and your completed and signed account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the “Invest by Mail” stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number, the share class and the name of the Fund.

Regular Mail Address

The Cambiar Funds
P.O. Box 219009
Kansas City, MO 64121-9009

Express Mail Address

The Cambiar Funds
c/o DST Systems, Inc.
430 West 7th Street
Kansas City, MO 64105

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by a Fund’s transfer agent. The share price used to fill a purchase order is the next price calculated by a Fund after the Fund’s transfer agent, DST Systems, Inc., receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

By Wire

To open an account by wire, call 1-866-777-8227 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name, the share class and your account number).

Wiring Instructions

UMB Bank, N.A.
ABA# 101000695
The Cambiar Funds
DDA Acct. # 9871063178
Ref: Fund name/account number/account name/share class

By Automatic Investment Plan (via Automated Clearing House)

You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the Funds. To cancel or change a plan, write to the Funds at: The Cambiar Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: The Cambiar Funds c/o DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105). Please allow up to 15 days to create the plan and 3 days to cancel or change it.

Purchases In-Kind

Subject to the approval of the Funds, an investor may be permitted to purchase shares of a Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund’s valuation policies. These transactions will be effected only if the Adviser deems the security to be an appropriate investment for that Fund. Assets purchased by a

Fund in such a transaction will be valued in accordance with procedures adopted by the Funds. The Funds reserve the right to amend or terminate this practice at any time.

Minimum Investments

You can open an account with Investor Class Shares of the Cambiar Opportunity Fund, Cambiar International Equity Fund, Cambiar Small Cap Fund, Cambiar Aggressive Value Fund, and Cambiar SMID Fund with a minimum initial investment of $2,500 ($500 for IRAs and $250 for Spousal IRAs). Thereafter your investments in Investor Class Shares must be at least $100 for each Fund. You can open an account with Institutional Class Shares of any Fund, except the Cambiar International Small Cap Fund, with a minimum initial investment of $500,000. You can open an account with Institutional Class Shares of the Cambiar International Small Cap Fund with a minimum initial investment of $100,000. There is no minimum for subsequent investments in the Institutional Class Shares of any Fund. Each Fund reserves the right to waive the minimum investment amounts in its sole discretion. If your Institutional Class Share holdings, as applicable, are below the initial minimum investment amount at any time, the Funds reserve the right to convert, on a tax-free basis, your Institutional Class Shares to Investor Class Shares of the Fund, in which case you will be subject to the fees and expenses of Investor Class Shares.

Fund Codes

Each Fund’s reference information, which is listed below, will be helpful to you when you contact the Funds to purchase or exchange shares, check a Fund’s daily net asset value per share (“NAV”) or obtain additional information.

Fund Name	Trading Symbol	CUSIP	Fund Code
Cambiar Opportunity Fund
Investor Class Shares	CAMOX	00758M261	1262
Institutional Class Shares	CAMWX	0075W0825	1362
Cambiar International Equity Fund
Investor Class Shares	CAMIX	00758M139	1269
Institutional Class Shares	CAMYX	00769G543	1209
Cambiar Small Cap Fund
Investor Class Shares	CAMSX	0075W0817	1363
Institutional Class Shares	CAMZX	0075W0593	1364

Fund Name	Trading Symbol	CUSIP	Fund Code
Cambiar Aggressive Value Fund
Investor Class Shares	CAMAX	0075W0650	1365
Institutional Class Shares
Cambiar SMID Fund
Investor Class Shares	CAMMX	00769G766	1270
Institutional Class Shares	CAMUX	00769G311	6270
Cambiar International Small Cap Fund
Institutional Class Shares	CAMFX	00769G287	1693

Redeeming Fund Shares

By Mail

You may redeem Fund shares held directly with the Funds by contacting the Funds at: The Cambiar Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: The Cambiar Funds c/o DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105). Send a letter to the Funds signed by all registered parties on the account specifying:

●	The Fund name;

●	The account number;

●	The dollar amount or number of shares you wish to redeem;

●	The share class;

●	The account name(s); and

●	The address to which redemption (sale) proceeds should be sent.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of redemption orders does not constitute receipt by a Fund’s transfer agent. The share price used to fill a redemption order is the next price calculated by a Fund after the Fund’s transfer agent, DST Systems, Inc., receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

All registered share owner(s) must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

Certain redemption requests will require a signature guarantee by an eligible guarantor institution. For example, signature guarantees may be required if your address of record has changed in the last 30 days, if you want the proceeds sent to a bank other than the bank of record on your account, or if you ask that the proceeds be sent to a different person or address. Eligible guarantors include commercial banks, savings and loans, savings banks, trust companies, credit unions, member firms of a national stock exchange, or any other member or participant of an approved signature guarantor program. Please note that a notary public is not an acceptable provider of a signature guarantee and that a Fund must be provided with the original guarantee. Signature guarantees are for the protection of our shareholders. Before it grants a redemption request, a Fund may require a shareholder to furnish additional legal documents to ensure proper authorization.

Accounts held by a corporation, trust, fiduciary or partnership may require additional documentation along with a signature guaranteed letter of instruction. The Funds participate in the Paperless Legal Program (the “Program”), which eliminates the need for accompanying paper documentation on legal securities transfers. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program. Please contact Shareholder Services at 1-866-777-8227 for more information.

By Telephone

You must first establish the telephone redemption privilege (and, if desired, the wire and/or ACH redemption privilege) by completing the appropriate sections of the account application.

Call 1-866-777-8227 or visit www.cambiar.com to redeem your shares. Based on your instructions, the Funds will mail your proceeds to you or send them to your bank by either Fed wire or ACH.

By Systematic Withdrawal Plan (via Automated Clearing House) (Investor Class Shares Only)

If your account balance is at least $10,000, you may transfer as little as $100 per month from your account to another financial institution through a Systematic Withdrawal Plan (via ACH). To participate in this service, you must complete the appropriate sections of the account application and mail it to the Funds.

Redemptions In-Kind

The Funds generally pay redemption proceeds in cash. However, in the Funds’ sole discretion and under conditions that make the payment of cash inadvisable and for the protection of the Funds’ remaining shareholders, the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in-kind). The Funds may also redeem in-kind to discourage short-term trading of shares. It is unlikely that your shares would ever be redeemed in-kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of those securities. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities that you receive in-kind until they are sold. Redemptions of certain shareholders’ Fund shares may take place in-kind, while other contemporaneous shareholder redemptions take place in cash. A shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust up to the lesser of $250,000 or 1% of the Trust’s net assets during any 90-day period.

Exchanging Fund Shares

At no charge, you may exchange Investor Class Shares of one Fund for Investor Class Shares of another Fund, and Institutional Class Shares of one Fund for Institutional Class Shares of another Fund, where offered, by writing to or calling the Funds, subject to the eligibility requirements and the fees and expenses of the share class of the Fund you exchange into. The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined at the sole discretion of the Funds. For more information about the Funds’ policy on excessive trading, see “Excessive Trading Policies and Procedures.”

At no charge, you may also convert Investor Class Shares of one Fund directly to Institutional Class Shares of the same Fund, and Institutional Class Shares of one Fund directly to Investor Class Shares of the same Fund, where offered, by writing to or calling the Funds, subject to the eligibility requirements and the fees and expenses of the share class of the Fund you convert into. A conversion between share classes of a Fund is not a taxable event.

You may only exchange or convert shares between accounts with identical registrations (i.e., the same names and addresses). If you purchase shares through a financial intermediary, you may only exchange or convert into a share class of a Fund which your financial intermediary sells or services. Your financial intermediary can tell you which classes of shares of the Funds are available through the intermediary.

If you exchange or convert shares of a Fund, the number of shares received will be based on the respective NAVs of the shares transferred and the shares received as of the date of the exchange or conversion. Consequently, you may receive fewer shares or more shares than you transfer, depending on that day’s NAVs. The total value of your investment, however, will not change as a result of the exchange or conversion.

Transaction Policies

Calculating Your Share Price

You may buy, sell or exchange shares of a Fund on each day the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”) at a price equal to its NAV next computed after the Fund or an authorized institution receives your order in proper form. The Funds calculate NAV once each Business Day as of the close of trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day’s NAV, the Funds or an authorized institution (defined below) must receive your order in proper form (meaning that it is complete, contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day. If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, for example, the Funds will calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions. Shares will only be priced on Business Days. Since securities that are traded on foreign exchanges may trade on days that are not Business Days, the value of a Fund’s assets may change on days when you are unable to purchase, exchange or redeem shares.

Each share class of a Fund calculates its NAV by adding the total value of its assets attributable to the class, subtracting its liabilities attributable to the class and then dividing the result by the number of shares outstanding of the class. In calculating NAV, the Funds generally value their investment portfolios at market price. If market prices are not readily available or the Funds reasonably believe that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after their relevant market closes, but before the time as of which a Fund calculates NAV, the Funds are required to price those securities at fair value as determined in good faith using methods approved by the Board. Pursuant to the policies adopted by, and under the ultimate supervision of the Board, these methods are implemented through the Trust’s Fair Value Pricing Committee, members of which are appointed by the Board. The Funds’ determination of a security’s fair value price often involves the consideration of a number of factors, is subjective in nature, and is therefore subject to the unavoidable risk that the value that the Funds assign to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to foreign securities held by the Funds, the Funds may take factors influencing specific markets or issuers into consideration in determining the fair value of a foreign security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Funds may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of certain international markets and the time as of which a Fund prices its shares, as well as the fact that foreign markets and exchanges may be closed on days when the Funds are open for business, the values assigned to securities may not be the same as the closing, quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Funds may consider the performance of the securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information.

There may be limited circumstances in which a Fund would fair value price securities of U.S. companies that are traded on U.S. exchanges – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume for meaningful trading prior to the time the Fund calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security if a quotation is readily available, or may be based upon the values of securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds may use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Other assets for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

Buying or Selling Shares through a Financial Intermediary

In addition to being able to buy and sell Fund shares directly from the Funds through the transfer agent, you may also buy or sell shares of the Funds through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Funds), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Funds prior to the time the Funds calculate their NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Funds on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution (defined below), orders transmitted by the financial intermediary and received by the Funds after the time NAV is calculated for a particular day will receive the following day’s NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Funds with respect to the receipt of purchase and redemption orders for Fund shares (“authorized institutions”). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution’s designee, receives the order. Orders will be priced at a Fund’s NAV next computed after they are received by an authorized institution or an authorized institution’s designee. To determine whether your financial intermediary is an authorized institution or an authorized institution’s designee such that it may act as agent on behalf of a Fund with respect to purchase and redemption orders for Fund shares, you should contact them directly.

If you deal directly with a financial intermediary, you will have to follow their procedures for transacting with the Funds. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about compensation that may be paid to your financial intermediary by the Funds and/or the Adviser, please refer to the section entitled “Payments to Financial Intermediaries” in this prospectus and the Funds’ Statement of Additional Information (the “SAI”). For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

Redemption Fees

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of short-term trading, the Cambiar International Equity Fund, the Cambiar Small Cap Fund, and the Cambiar SMID Fund each charge a 2.00% redemption fee on redemptions (including exchanges) of shares that have been held for less than 90 days, and the Cambiar Aggressive Value Fund and the Cambiar International Small Cap Fund charge a 2.00% redemption fee on redemptions (including exchanges) of shares that have been held for less than 180 days. The redemption fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund from which the redemption was made. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of a Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first.

The redemption fee is applicable to Fund shares purchased either directly from the Funds or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. Each Fund requests that financial intermediaries assess the redemption fee on applicable customer accounts and collect and remit the proceeds to the Fund. However, the Funds recognize that due to operational and systems limitations, intermediaries’ methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds’. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, a Fund may not be able to defray the expenses associated with those short-term trades made by that financial intermediary’s customers.

The Cambiar International Equity Fund, the Cambiar Small Cap Fund, the Cambiar Aggressive Value Fund, the Cambiar SMID Fund, and the Cambiar International Small Cap Fund each reserve the right to waive its redemption fee at its discretion when it believes such waiver is in the best interests of the Fund and its shareholders, including with respect to certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories currently include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) redemptions by sponsors of certain wrap fee account programs; (v) systematic withdrawals; and (vi) retirement loans and withdrawals.

Receiving Your Money

Normally, the Funds will send your sale proceeds within one Business Day after they receive your redemption request in proper form, meaning that it is complete and contains all necessary information and has any necessary supporting documentation (such as applicable signature guarantees, IRA rollover forms, etc.). The Funds, however, may take up to seven days to pay redemption proceeds. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account if you have established banking instructions with the Funds. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH transaction has been completed (which may take up to 15 days from your date of purchase). In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

The Funds typically expect to sell portfolio assets and/or hold cash or cash equivalents to meet redemption requests. On a less regular basis, the Funds may also meet redemption requests by using short-term borrowings from their custodian and/or redeeming shares in-kind (as described above). These methods may be used during both normal and stressed market conditions.

Telephone Transactions

The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, but cannot be responsible for any loss, liability, cost or expense for following instructions received by telephone reasonably believed to be genuine.

Rights Reserved by the Funds

Purchases

At any time and without notice, the Funds may:

●	Close to new investments (i.e., stop offering shares);

●	Reject any purchase order; or

●

Bar an investor engaged in a pattern of excessive trading, as determined by the Funds, from buying shares. (Excessive trading can adversely impact investment performance by disrupting management and increasing expenses.) The Funds will consider various factors in determining whether an investor has engaged in excessive trading. These factors include, but are not limited to, the investor’s historic trading patterns, the number of transactions (including exchanges), the size of the transactions, the time between transactions and the percentage of the investor’s account involved in each transaction. For more information about the Funds’ policies on excessive trading, see “Excessive Trading Policies and Procedures.”

Redemptions

At any time and without notice, the Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The Funds may suspend your right to redeem your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by applicable law or the U.S. Securities and Exchange Commission (the “SEC”).

Exchanges

The Funds may:

●	Modify or cancel the exchange program at any time on 60 days’ written notice to shareholders;

●	Reject any request for an exchange; or

●	Limit or cancel a shareholder’s exchange privilege, especially when an investor is believed to be engaged in a pattern of excessive trading.

Account Policies

Excessive Trading Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. Frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of each Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring each Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Cambiar International Equity Fund, the Cambiar Aggressive Value Fund and the Cambiar International Small Cap Fund invest to varying degrees in foreign securities traded primarily on markets that close prior to the time each Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there is a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage by seeking to buy or sell Fund shares may dilute the value of the Fund’s shares if the prices of the Fund’s foreign securities do not reflect their fair value at the time the Fund calculates its NAV. Although the Funds have procedures designed to determine the fair value of foreign securities for purposes of calculating each Fund’s NAV, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how the Funds use fair value pricing, see “Calculating Your Share Price.”

Because certain of the Funds may invest in small- and mid-capitalization securities which often trade in lower volumes and may be less liquid, Funds holding these types of securities may be more susceptible to the risks posed by frequent trading because frequent transactions in the Funds’ shares may have a greater impact on the market prices of these types of securities.

The Funds’ service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Board. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:

●

Shareholders are restricted from making more than 3 “round trips” into or out of each Fund in any one-year period. If, to the knowledge of the Funds, a shareholder exceeds this amount, the Funds and/or their service providers may, at their discretion, reject any additional purchase or exchange orders. The Funds define a “round trip” as a purchase into a Fund, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

●

The Cambiar International Equity Fund, the Cambiar Small Cap Fund, and the Cambiar SMID Fund each assess a redemption fee of 2.00% on redemptions (including exchanges) by shareholders of Fund shares held for less than 90 days, and the Cambiar Aggressive Value Fund and the Cambiar International Small Cap Fund each charge a 2.00% redemption fee on redemptions (including exchanges) of shares that have been held for less than 180 days (all Redemption Fees subject to certain exceptions as discussed in “Redemption Fees”).

●

Each Fund reserves the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

Each Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund’s long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in a Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers, broker-dealers and mutual fund supermarkets) often establish omnibus accounts in the Funds for their customers through which transactions are placed. The Funds have entered into “information sharing agreements” with these financial intermediaries, which permit the Funds to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the Funds. If the Funds or their service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Funds, the Funds or their service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Funds or their service providers determine that the trading activity of any customer may be detrimental to the Funds, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Funds by that customer. If the Funds are not satisfied that the intermediary has taken appropriate action, the Funds may terminate the intermediary’s ability to transact in Fund shares. When information regarding transactions in the Funds’ shares is requested by the Funds and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

The Funds and their service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Funds. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Funds to identify or prevent all such trading by a financial intermediary’s customers. Please contact your financial intermediary for more information.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (meaning that it is complete, contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.), or upon receipt of all identifying information required on the application, your investment will be received and your order will be processed at the NAV next-determined.

The Funds reserve the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds.

Anti-Money Laundering Program

Customer identification and verification are part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include Fund account inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or “RPO,” as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the applicable Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.

Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder’s account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder’s location and confirms that the shareholder has not abandoned his or her property. A completed designation form may be mailed to the Funds (if shares are held directly with the Funds) or to the shareholder’s financial intermediary (if shares are not held directly with the Funds).

More information on unclaimed property and how to maintain an active account is available through your state or by calling 1-866-777-8227.

Small Accounts

A Fund may redeem your shares without your permission if the value of your account falls below $1,250 for Investor Class Shares of a Fund, below $250,000 for Institutional Class Shares of any Fund except the Cambiar International Small Cap Fund, or $50,000 for Institutional Class Shares of the Cambiar International Small Cap Fund. In addition, your Institutional Class Shares may be converted to Investor Class Shares, on a tax-free basis, without your permission if the value of your Institutional Class Shares account falls below $250,000 for any Fund other than the Cambiar International Small Cap Fund and below $50,000 for the Cambiar International Small Cap Fund. This provision does not apply:

●	To retirement accounts and certain other types of accounts; or

●	When the value of your account falls because of market fluctuations and not your redemptions or exchanges.

The Funds will provide you at least 30 days’ written notice to allow you time to add to your account and avoid the redemption or conversion, as applicable, of your shares. If your Cambiar International Equity Fund, Cambiar Small Cap Fund, or Cambiar SMID Fund shares are redeemed or converted for this reason within 90 days of their purchase, the redemption fee will not be applied. If your Cambiar Aggressive Value Fund and Cambiar International Small Cap Fund shares are redeemed or converted for this reason within 180 days of their purchase, the redemption fee will not be applied. If your shares are converted from Institutional Class Shares to Investor Class Shares, you will be subject to the fees and expenses of Investor Class Shares.

Dividends and Distributions

Normally, each Fund distributes its net investment income and its net capital gains, if any, at least once a year. A Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash.

To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

Federal Taxes

The following is a summary of the U.S. federal income tax consequences of investing in the Funds. This summary does not apply to shares held in an IRA or other tax-qualified plan, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. You should always consult your tax advisor for specific guidance regarding the federal, state and local tax effects of your investment in the Funds.

Each Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Taxes on Distributions

Each Fund intends to distribute to shareholders substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund, may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Distributions that are reported by the Funds as long-term capital gains distributions and as qualified dividend income are generally taxable at the rates applicable to long-term capital gains currently set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets). Once a year, each Fund (or its administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year. Certain of the Funds’ investment strategies may limit their ability to distribute dividends eligible to be treated as qualified dividend income.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment.

This is known as “buying a dividend” and should be avoided by taxable investors. Call 1-866-777-8227 to find out when the Funds expect to make a distribution to shareholders.

Taxes on the Sale or Exchange of Fund Shares

Each sale or exchange of shares of the Funds may be a taxable event. For tax purposes, an exchange of Fund shares for shares of a different Fund is the same as a sale.

A sale of Fund shares may result in a capital gain or loss to you. The gain or loss generally will be treated as short-term if you held the shares 12 months or less and long-term if you held the shares for longer. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

The Funds (or their administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information for Fund shares. In addition to reporting the gross proceeds from the sale of Fund shares, a Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of Fund shares, a Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, a Fund will use the average cost basis method as the default cost basis method. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders should also carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Net Investment Income Tax

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Funds).

Investments in Foreign Securities

To the extent that the Funds invest in foreign securities, they may be subject to foreign withholding taxes with respect to dividends or interest the Funds receive from sources in foreign countries. If more than 50% of the total assets of a Fund at the end of the Fund’s taxable year consists of foreign securities, that Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. A Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Additional Information about Taxes

Because each shareholder’s tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Funds.

More information about taxes is included in the SAI.

Additional Information about the Funds

The investment objective of the Cambiar Opportunity Fund and the Cambiar International Equity Fund is to seek total return and capital preservation. The investment objective of the Cambiar Small Cap Fund, the Cambiar Aggressive Value Fund, the Cambiar SMID Fund, and the Cambiar International Small Cap Fund is to seek long-term capital appreciation. The investment objective of each Fund may be changed without shareholder approval.

Other Investment Practices and Risks

In addition to the investment strategies described above, each Fund may employ non-principal investment practices that this prospectus does not describe, such as investing in when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concerning any of the Funds’ investment practices and risks, please read the SAI.

Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goals. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, geopolitical events, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund.

The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets on which they trade. The effect on a Fund of a change in the value of a single security will depend on a number of factors, including the number of securities in the portfolio, the security’s relative weightings in the portfolio, and how widely the Fund diversifies its holdings. The Cambiar Aggressive Value Fund is non-diversified, meaning that it may invest a larger percentage of its assets in a smaller number of issuers, as compared to a diversified fund. The Cambiar Aggressive Value Fund, however, intends to comply with the diversification requirements for qualification as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended.

Overall stock market risks can affect the value of the Funds. Over time, market forces can be highly dynamic and can cause stock markets to move in cycles, including periods when stock prices rise generally and periods when they decline generally. The value of the Funds’ investments may increase or decrease more than the stock market in general.

Equity Risk – Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock, convertible securities and depositary receipts, as well as shares of exchange-traded funds (“ETFs”). Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund’s NAV to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in a Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, restrictions on businesses whose operations are deemed likely to encourage the spread of a virus, including curtailments of operations and reductions in staff and the downstream effects of those restrictions, and the imposition of prolonged quarantines of large populations. The impact of the COVID-19 pandemic or future pandemics could be short term or may last for extended periods of time, and in either case could result in a substantial economic downturn or recession.

Foreign Company Risk – Investments in securities of foreign companies (including direct investments as well as investments through depositary receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, some countries erect administrative and other barriers that may prevent a Fund from fully reclaiming withheld taxes, and the non-recovered portion will reduce the income received from the securities comprising the Fund’s portfolio. Additionally, periodic U.S. government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses. These risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in both sponsored and unsponsored American Depositary Receipts (“ADRs”). Unsponsored ADRs are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs of such ADRs. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and the market value of the ADRs may not fully reflect all relevant information.

European Economic Risk – The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates and debt levels, as well as fiscal and monetary controls, each of which may significantly affect European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria,

Belgium, Cyprus, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.

Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. On January 31, 2020, the United Kingdom (the “UK”) formally withdrew from the European Union (the “EU”) (commonly referred to as “Brexit”) and entered an 11-month transition period during which the UK remained part of the EU single market and customs union, the laws of which governed the economic, trade and security relations between the UK and EU. The transition period concluded on December 31, 2020, and the UK left the EU single market and customs union under the terms of a new trade agreement. The agreement governs the new relationship between the UK and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. The political, regulatory and economic consequences of Brexit are uncertain, and the ultimate ramifications may not be known for some time. The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of the Funds’ investments. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations while the new relationship between the UK and EU is further defined and the UK determines which EU laws to replace or replicate. Additionally, depreciation of the British pound sterling and/or the euro in relation to the U.S. dollar following Brexit could adversely affect Fund investments denominated in the British pound sterling and/or the euro, regardless of the performance of the investment. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments due to the interconnected nature of the global economy and capital markets.

The occurrence of terrorist incidents throughout Europe also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and adversely affect the value of the Funds.

Asian Economic Risk – Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies, however, have experienced high inflation, high unemployment, trade sanctions, currency devaluations and restrictions, over-building/expansion, and over-extension of credit. During the recent global recession, many of the export-driven Asian economies experienced the effects of the economic slowdown in the United States and Europe, and certain Asian governments implemented stimulus plans, low-rate monetary policies and currency devaluations. Economic events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Many Asian countries are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. The Asian region has in the past also experienced earthquakes, mud slides, tsunamis and other natural disasters, and the region continues to be subject to the risks of such events and their attendant effects on financial markets. Outbreaks and pandemics of viruses and other diseases, either in humans and/or animals, can have wide-ranging consequences throughout the world and can result in increased market volatility, diminished economic activity, and other consequences.

Derivatives Risk – The Funds may invest in derivatives, including options and swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, to address tax considerations, as an alternative to selling a security short or for other reasons. Derivatives are often more volatile than other investments and may magnify the Funds’ gains or losses. There are various factors that affect a Fund’s ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate closely with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser’s use of derivatives will be successful in achieving its intended goals.

Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

The Funds may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security (which could result in a potentially unlimited loss) rather than only the premium payment received. Over-the-counter options also involve counterparty risk.

The Funds may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are also subject to counterparty risk. It may also not be possible for the Funds to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Short-Term Investing Risk – The investments and strategies described in this prospectus are those that the Funds use under normal circumstances. During unusual economic, market, political or other circumstances, each Fund may invest up to 100% of its assets in short-term, high quality debt instruments, such as U.S. government securities. These instruments would not ordinarily be consistent with a Fund’s principal investment strategies, and may prevent a Fund from achieving its investment objective. A Fund will use a temporary strategy if the Adviser believes that pursuing the Fund’s investment objective will subject it to a significant risk of loss. Each of the Cambiar International Equity Fund, the Cambiar Small Cap Fund, the Cambiar SMID Fund, the Cambiar Aggressive Value Fund and the Cambiar International Small Cap Fund has a policy requiring it to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in particular types of securities as described in each Fund’s principal investment strategies. In addition to the temporary measures described above, each Fund may also temporarily deviate from its 80% policy in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions.

When a Fund pursues a temporary defensive strategy, the Fund may not profit from favorable developments that it would have otherwise profited from if it was pursuing its normal strategy.

Information about Portfolio Holdings

The Funds generally post a detailed list of their securities (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. These postings can be found on the internet at https://aicfundholdings.seic.com/ and generally remain until replaced by new postings as described above. In addition, the Funds generally post at www.cambiar.com their ten largest portfolio holdings, and the percentage that each of these holdings represents of each Fund’s total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. The Adviser may exclude any portion of the Funds’ portfolio holdings from such publication when deemed in the best interest of the Funds. Please consult the SAI for a description of the policies and procedures that govern disclosure of the Funds’ portfolio holdings.

Investment Management

Investment Adviser

Cambiar Investors, LLC, a Delaware limited liability company located at 200 Columbine Street, Suite 800, Denver, Colorado 80206, serves as the investment adviser to each of the Funds. The Adviser manages and supervises the investment of each Fund’s assets on a discretionary basis, subject to oversight by the Board. As of December 31, 2021, the Adviser had approximately $5.7 billion in assets under management. The Adviser has provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1973.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund, as set forth in the table below. The Adviser has contractually agreed to reduce its fees and reimburse expenses of each Fund in order to keep net operating expenses (excluding any class-specific expenses (including shareholder servicing fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding the amounts listed in the table below for each Fund, as a percentage of average daily net assets of each share class, until March 1, 2023. To maintain these expense limits, the Adviser may reduce a portion of its management fee and/or reimburse certain expenses of the Funds. In addition, the Adviser may receive from a Fund the difference between the Fund’s total annual Fund operating expenses (not including excluded expenses) and the Fund’s expense cap to recoup all or a portion of the fees waived or reduced or other payments remitted by the Adviser during the rolling three-year period preceding the date of the reimbursement if at any point a Fund’s total annual Fund operating expenses (not including excluded expenses) are below the Fund’s expense cap (i) at the time of the fee waiver or expense payment, and (ii) at the time of the reimbursement. The table also lists the amount each Fund paid the Adviser during the most recent fiscal year, as a percentage of its average daily net assets.

	Cambiar Opportunity Fund	Cambiar International Equity Fund	Cambiar Small Cap Fund
Management Fees	0.60%	0.90%	0.85%
Expense Limits	0.65%	0.90%	0.90%
Advisory Fee Paid During the Most Recent Fiscal Year (after waivers)	0.51%	0.76%	0.69%

	Cambiar Aggressive Value Fund	Cambiar SMID Fund	Cambiar International Small Cap Fund
Management Fees	0.90%	0.80%	0.90%
Expense Limits	0.95%	0.85%	0.95%
Advisory Fee Paid During the Most Recent Fiscal Year (after waivers)	0.68%[1]	0.66%	0.73%

[1]	Amount is for Investor Class Shares only. Institutional Class Shares were not in operation for the fiscal year ended October 31, 2021.

A discussion regarding the basis for Board approval of the Funds’ investment advisory agreements is available in the Funds’ October 31, 2021 Annual Report to Shareholders, which covers the period from November 1, 2020 to October 31, 2021.

Portfolio Managers

Brian M. Barish, CFA, President, Chief Investment Officer, joined the Adviser in 1997 and has over 33 years of investment experience. He serves as the Lead Manager of the Cambiar Opportunity Fund and the Cambiar Aggressive Value Fund, and as Co-Lead Manager of the Cambiar International Equity Fund. He also serves on the investment team for the Cambiar SMID Fund, the Cambiar Small Cap Fund, and the Cambiar International Small Cap Fund. Prior to joining the Adviser, Mr. Barish served as Director of Emerging Markets Research for Lazard Freres & Co., a New York based investment bank. He has also served as a securities analyst with Bear, Stearns & Co. and Arnhold and S. Bleichroeder, a New York based research firm. Mr. Barish received a BA in Economics and Philosophy from the University of California, Berkeley, and holds the Chartered Financial Analyst designation.

Anna (Ania) A. Aldrich, CFA, Investment Principal, joined the Adviser in 1999 and has over 33 years of investment experience. She serves on the investment team for the Cambiar Opportunity Fund, the Cambiar SMID Fund, and the Cambiar Small Cap Fund. Prior to joining the Adviser, Ms. Aldrich was a global equity analyst at Bankers Trust, a New York based investment company. She began her career as a senior investor relations professional at BET PLC, a New York based communications firm. Ms. Aldrich holds an MBA in Finance from Fordham University and a BA in Computer Science from Hunter College. She also holds the Chartered Financial Analyst designation.

Andrew P. Baumbusch, Investment Principal, joined the Adviser in 2004 and has over 24 years of investment experience. He serves as the Co-Lead Manager of the Cambiar SMID Fund and the Cambiar Small Cap Fund. He also serves on the investment team for the Cambiar Opportunity Fund. Prior to joining the Adviser, Mr. Baumbusch served as an investment analyst at Franklin Templeton, Atrium Capital, and Alex Brown & Sons. Mr. Baumbusch holds an MBA from the Stanford Graduate School of Business and a BA in Economics from Princeton University.

Joseph S. Chin, CFA, Investment Principal, joined the Adviser in 2019 and has over 23 years of investment experience. He serves on the investment team for the Cambiar Opportunity Fund, Cambiar SMID Fund, and Cambiar Small Cap Fund. Prior to joining the Adviser, Mr. Chin worked at Obermeyer Wood Investment Counsel, where he was a Portfolio Manager and Senior Analyst. He began his investment career as a Senior Research Analyst at Marsico Capital. Mr. Chin received a BA in Economics from Wesleyan University and holds the Chartered Financial Analyst designation.

Colin M. Dunn, CFA, Investment Principal, joined the Adviser in 2011 and has over 22 years of investment experience. He serves as the Co-Lead Manager of the Cambiar SMID Fund and the Cambiar Small Cap Fund. He also serves on the investment team for the Cambiar Opportunity Fund. Prior to joining the Adviser, Mr. Dunn served as Vice President in the Investment Banking department at Keefe, Bruyette & Woods. He has also served as a securities analyst in the Investment Banking division at UBS. Mr. Dunn received a BS in Finance from Georgetown University and holds the Chartered Financial Analyst designation.

Todd L. Edwards, PhD, Investment Principal, joined the Adviser in 2007 and has over 27 years of investment experience. He serves as the Co-Lead Manager of the Cambiar International Small Cap Fund. He also serves on the investment team for the Cambiar International Equity Fund. Prior to joining the Adviser, he was a Director in the Global Emerging Markets Group at Citigroup. Prior to that, he served as Director of Research and Equity Strategist at BBVA Securities. Mr. Edwards began his investment career as a research analyst at Salomon Brothers. Mr. Edwards received a PhD and MA from Tulane University and a BA from Colorado College.

Munish Malhotra, CFA, Investment Principal, joined the Adviser in 2017 and has over 22 years of investment experience. Mr. Malhotra serves as the Co-Lead Manager of the Cambiar International Equity Fund and the Cambiar International Small Cap Fund. Prior to joining the Adviser, Mr. Malhotra served as a Portfolio Manager/Senior Analyst for the International Opportunities and Global Flexible Capital strategies at Marsico Capital Management. Prior to that, he served as a Research Associate at Dreihaus Capital Management. Mr. Malhotra received an MA in Economics from Denver University and a BA in Finance and International Studies from Loyola University Chicago. Mr. Malhotra holds the Chartered Financial Analyst designation.

Di Zhou, CFA, FRM, Investment Principal, joined the Adviser in 2021 and has over 21 years of investment experience. She serves on the investment team for the Cambiar International Equity Fund and the Cambiar International Small Cap Fund. Prior to joining the Adviser, Ms. Zhou was a Portfolio Manager/Global Equity Analyst for the International Equity Strategies and Better World (ESG) International Fund at Thornburg Investment Management. She began her career at Wilshire Associates as a Senior Associate. Ms. Zhou received an MBA in Analytic Finance, Accounting, and Strategy from the University of Chicago Booth School of Business and a BS in Business Administration from the University of Southern California.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

More Information about the Funds’ History and Performance

Cambiar Opportunity Fund

Effective June 24, 2002, the Cambiar Opportunity Fund (“Opportunity Fund”) became the successor to a separate mutual fund, the UAM Funds Trust Cambiar Opportunity Portfolio (the “Predecessor Opportunity Fund”). The Predecessor Opportunity Fund was managed by the Adviser and its predecessor, had an identical investment objective as the Opportunity Fund, and had a strategy, fees and expenses that were substantially similar to those of the Opportunity Fund. The performance shown in the performance table on page 6 of this prospectus represents the performance of the Predecessor Opportunity Fund for periods prior to June 24, 2002.

Cambiar International Equity Fund

Effective September 9, 2002, the Cambiar International Equity Fund (the “International Equity Fund”) became the successor to the Cambiar International Equity Trust (the “Predecessor International Fund”), an unregistered, similarly managed fund. The Predecessor International Fund was managed by the Adviser and its predecessor, had an identical investment objective as the International

Equity Fund, and had a strategy that was substantially similar to that of the International Equity Fund. The performance shown in the performance table on page 15 of this prospectus represents the performance of the Predecessor International Fund for periods prior to September 9, 2002, adjusted to reflect expenses for the International Equity Fund. The Predecessor International Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the International Equity Fund. If it had been, the Predecessor International Fund’s performance may have been lower.

Payments by the Funds or the Adviser to Financial Intermediaries

The Funds and/or the Adviser may compensate financial intermediaries for providing a variety of services to the Funds and/or their shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing services. For more information, please see “Payments to Financial Intermediaries” in the SAI.

In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Funds, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

Shareholder Servicing Plan

The Funds, except for the Cambiar International Small Cap Fund, have adopted a shareholder servicing plan that provides that each Fund may pay financial intermediaries for certain shareholder services in an annual amount not to exceed 0.25% based on each Fund’s Investor Class Shares’ average daily net assets. The Cambiar International Small Cap Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for certain shareholder services in an annual amount not to exceed 0.25% based on the Fund’s Institutional Class Shares’ average daily net assets. The services for which financial intermediaries are compensated under a shareholder servicing plan may include record-keeping, transaction processing for shareholders’ accounts and other non-distribution-related shareholder services.

Other Payments by the Funds

The Funds may enter into agreements with financial intermediaries pursuant to which the Funds may pay financial intermediaries for non-distribution-related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Payments made pursuant to such agreements are generally based on either (1)

a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary, or (2) the number of Fund shareholders serviced by a financial intermediary. Payments made pursuant to such agreements may be in addition to, rather than in lieu of, shareholder services fees the Funds may pay to financial intermediaries pursuant to the Funds’ shareholder servicing plan.

Payments by the Adviser

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Funds. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Adviser’s and/or its affiliates’ own legitimate profits or other resources, are not paid by the Funds, and may be in addition to any payments made to financial intermediaries by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments from the Adviser for making shares of the Funds available to their customers or registered representatives, including providing the Funds with “shelf space,” placing them on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the market power and flexibility of the intermediary, the amount of Fund assets serviced by the financial intermediary, the time period in which the arrangement was entered into or amended, or the quality of the financial intermediary’s relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV of a Fund’s shares.

Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

Additional Information

The Trust enters into contractual arrangements with various parties, including, among others, the Funds’ investment adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against these service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Financial Highlights

The tables that follow present performance information about the Investor Class Shares and Institutional Class Shares of the Funds, as applicable. The information is intended to help you understand the financial performance of each Fund for the past five fiscal years. Certain information contained in the tables reflects the financial results for a share of each Fund. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds assuming all dividends and distributions were reinvested. The information provided below has been audited by Ernst & Young LLP, independent registered public accounting firm of the Funds. The financial statements and the unqualified opinion of Ernst & Young LLP are included in the 2021 Annual Report of the Funds, which is available upon request by calling the Funds at 1-866-777-8227.

No information is shown for Institutional Class Shares of the Cambiar Aggressive Value Fund because they had not commenced operations as of the end of the prior fiscal year.

Opportunity Fund – Investor Class Shares

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Year Ended October 31,				Period May 1, 2017 to		Year Ended April 30,
	2021	2020	2019	2018	October 31, 2017(1)		2017
Net Asset Value, Beginning of Year/Period	$22.07	$22.63	$22.62	$26.33	$24.20		$22.67
Income (Loss) from Operations:
Net Investment Income(2)	0.17	0.27	0.34	0.23	0.12		0.22
Net Realized and Unrealized Gain (Loss)	8.34	1.29	2.06	(0.62)	2.01		3.25
Total from Operations	8.51	1.56	2.40	(0.39)	2.13		3.47
Dividends and Distributions:
Net Investment Income	(0.19)	(0.32)	(0.24)	(0.21)	—		(0.40)
Net Realized Gain	(0.81)	(1.80)	(2.15)	(3.11)	—		(1.54)
Total Dividends and Distributions	(1.00)	(2.12)	(2.39)	(3.32)	—		(1.94)
Net Asset Value, End of Year/Period	$29.58	$22.07	$22.63	$22.62	$26.33		$24.20

Total Return†	39.42%	6.91%	13.32%	(2.17)%	8.80%		15.41%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$158,921	$103,903	$107,692	$115,537	$170,495		$173,177
Ratio of Expenses to Average Net Assets	0.85%	0.84%	0.80%	1.00%	1.00	%*	1.05%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.94%	0.94%	0.88%	1.06%	1.06	%*	1.10%
Ratio of Net Investment Income to Average Net Assets	0.61%	1.27%	1.63%	0.96%	0.93	%*	0.93%
Portfolio Turnover Rate	36%	87%	70%	47%	16	%**	46%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31.
(2)	Per share data calculated using the average shares method.

Amounts designated as “—“ are $0 or have been rounded to $0.

Opportunity Fund – Institutional Class Shares

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Year Ended October 31,				Period May 1, 2017 to		Year Ended April 30,
	2021	2020	2019	2018	October 31, 2017(1)		2017
Net Asset Value, Beginning of Year/Period	$22.00	$22.55	$22.57	$26.30	$24.15		$22.62
Income (Loss) from Operations:
Net Investment Income(2)	0.22	0.31	0.37	0.27	0.14		0.29
Net Realized and Unrealized Gain (Loss)	8.32	1.28	2.05	(0.62)	2.01		3.24
Total from Operations	8.54	1.59	2.42	(0.35)	2.15		3.53
Dividends and Distributions:
Net Investment Income	(0.23)	(0.34)	(0.29)	(0.27)	—		(0.46)
Net Realized Gain	(0.81)	(1.80)	(2.15)	(3.11)	—		(1.54)
Total Dividends and Distributions	(1.04)	(2.14)	(2.44)	(3.38)	—		(2.00)
Net Asset Value, End of Year/Period	$29.50	$22.00	$22.55	$22.57	$26.30		$24.15

Total Return†	39.75%	7.09%	13.46%	(2.00)%	8.90%		15.73%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$198,332	$127,089	$121,973	$169,330	$175,834		$175,630
Ratio of Expenses to Average Net Assets	0.65%	0.65%	0.71%	0.80%	0.80	%*	0.80%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	0.74%	0.75%	0.79%	0.86%	0.86	%*	0.85%
Ratio of Net Investment Income to Average Net Assets	0.81%	1.45%	1.76%	1.11%	1.13	%*	1.24%
Portfolio Turnover Rate	36%	87%	70%	47%	16	%**	46%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31.
(2)	Per share data calculated using the average shares method.

Amounts designated as “—“ are $0 or have been rounded to $0.

International Equity Fund – Investor Class Shares

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Year Ended October 31,				Period May 1, 2017 to		Year Ended April 30,
	2021	2020	2019	2018	October 31, 2017(1)		2017
Net Asset Value, Beginning of Year/Period	$22.23	$26.26	$25.02	$28.31	$25.23		$24.26
Income (Loss) from Operations:
Net Investment Income(2)	0.34	0.21	0.72	0.45	0.28		0.47
Net Realized and Unrealized Gain (Loss)	5.70	(3.23)	0.73	(3.15)	2.80		0.90
Total from Operations	6.04	(3.02)	1.45	(2.70)	3.08		1.37
Dividends and Distributions:
Net Investment Income	(0.31)	(0.91)	(0.16)	(0.36)	—		(0.40)
Net Realized Gain	—	—	(0.05)	(0.23)	—		—
Total Dividends and Distributions	(0.31)	(0.91)	(0.21)	(0.59)	—		(0.40)
Redemption Fees(2)	—	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)
Net Asset Value, End of Year/Period	$28.06	$22.33	$26.26	$25.02	$28.31		$25.23

Total Return†	27.13%	(12.07)%	5.88%	(9.77)%	12.21%		5.75%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$205,317	$194,941	$455,008	$710,594	$1,665,962		$1,410,600
Ratio of Expenses to Average Net Assets	0.98%	1.03%	1.02%	1.08%	1.08	%*	1.06%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.12%	1.15%	1.10%	1.12%	1.12	%*	1.11%
Ratio of Net Investment Income to Average Net Assets	1.21%	0.87%	2.89%	1.60%	2.08	%*	1.94%
Portfolio Turnover Rate	61%	58%	42%	54%	26	%**	57%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31.
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts designated as “—“ are $0 or have been rounded to $0.

International Equity Fund – Institutional Class Shares

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Year Ended October 31,				Period May 1, 2017 to		Year Ended April 30,
	2021	2020	2019	2018	October 31, 2017(1)		2017
Net Asset Value, Beginning of Year/Period	$22.38	$26.31	$25.11	$28.40	$25.29		$24.31
Income (Loss) from Operations:
Net Investment Income(2)	0.33	0.25	0.77	0.49	0.31		0.43
Net Realized and Unrealized Gain (Loss)	5.74	(3.24)	0.70	(3.15)	2.80		0.96
Total from Operations	6.07	(2.99)	1.47	(2.66)	3.11		1.39
Dividends and Distributions:
Net Investment Income	(0.35)	(0.94)	(0.22)	(0.40)	—		(0.42)
Net Realized Gain	—	—	(0.05)	(0.23)	—		—
Total Dividends and Distributions	(0.35)	(0.94)	(0.27)	(0.63)	—		(0.42)
Redemption Fees(2)	—	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.01
Net Asset Value, End of Year/Period	$28.10	$22.38	$26.31	$25.11	$28.40		$25.29

Total Return†	27.23%	(11.94)%	5.99%	(9.63)%	12.30%		5.87%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$718,480	$837,570	$1,927,379	$2,514,844	$1,913,807		$1,726,372
Ratio of Expenses to Average Net Assets	0.90%	0.90%	0.92%	0.95%	0.95	%*	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.04%	1.02%	1.00%	1.00%	0.99	%*	1.00%
Ratio of Net Investment Income to Average Net Assets	1.19%	1.02%	3.07%	1.73%	2.24	%*	1.79%
Portfolio Turnover Rate	61%	58%	42%	54%	26	%**	57%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31.
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts designated as “—“ are $0 or have been rounded to $0.

Small Cap Fund – Investor Class Shares

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Year Ended October 31,				Period May 1, 2017 to		Year Ended April 30,
	2021	2020	2019	2018	October 31, 2017(1)		2017
Net Asset Value, Beginning of Year/Period	$14.93	$16.61	$18.45	$19.37	$18.66		$16.35
Income (Loss) from Operations:
Net Investment Income (Loss)(2)	(0.02)	0.06	0.07	0.06	0.03		0.04
Net Realized and Unrealized Gain (Loss)	6.10	(0.94)	1.34	(0.10)	0.68		2.27
Total from Operations	6.08	(0.88)	1.41	(0.04)	0.71		2.31
Dividends and Distributions:
Net Investment Income	(0.06)	(0.08)	(0.01)	(0.08)	—		—
Net Realized Gain	—	(0.72)	(3.24)	(0.80)	—		—
Total Dividends and Distributions	(0.06)	(0.80)	(3.25)	(0.88)	—		—
Redemption Fees(2)	—	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)
Net Asset Value, End of Year/Period	$20.95	$14.93	$16.61	$18.45	$19.37		$18.66

Total Return†	40.79%	(5.76)%	12.17%	(0.37)%	3.80%		14.13%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$40,967	$36,234	$42,212	$49,475	$99,220		$121,257
Ratio of Expenses to Average Net Assets	1.10%	1.05%	1.15%	1.12%	1.10	%*	1.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.26%	1.25%	1.30%	1.21%	1.15	%*	1.33%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.10)%	0.41%	0.42%	0.31%	0.35	%*	0.24%
Portfolio Turnover Rate	64%	70%	55%	45%	26	%**	54%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31.
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts designated as “—“ are $0 or have been rounded to $0.

Small Cap Fund – Institutional Class Shares

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Year Ended October 31,				Period May 1, 2017 to		Year Ended April 30,
	2021	2020	2019	2018	October 31, 2017(1)		2017
Net Asset Value, Beginning of Year/Period	$15.39	$17.11	$18.89	$19.83	$19.10		$16.69
Income (Loss) from Operations:
Net Investment Income(2)	0.02	0.08	0.10	0.08	0.04		0.08
Net Realized and Unrealized Gain (Loss)	6.30	(0.97)	1.39	(0.11)	0.69		2.33
Total from Operations	6.32	(0.89)	1.49	(0.03)	0.73		2.41
Dividends and Distributions:
Net Investment Income	(0.08)	(0.11)	(0.03)	(0.11)	—		—
Net Realized Gain	—	(0.72)	(3.24)	(0.80)	—		—
Total Dividends and Distributions	(0.08)	(0.83)	(3.27)	(0.91)	—		—
Redemption Fees(2)	—	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)
Net Asset Value, End of Year/Period	$21.63	$15.39	$17.11	$18.89	$19.83		$19.10

Total Return†	41.18%	(5.64)%	12.37%	(0.29)%	3.82%		14.44%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$55,691	$42,012	$42,824	$72,239	$198,706		$366,398
Ratio of Expenses to Average Net Assets	0.90%	0.90%	0.96%	1.05%	1.05	%*	1.05%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.07%	1.10%	1.10%	1.14%	1.10	%*	1.09%
Ratio of Net Investment Income to Average Net Assets	0.08%	0.55%	0.61%	0.41%	0.41	%*	0.46%
Portfolio Turnover Rate	64%	70%	55%	45%	26	%**	54%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31.
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts designated as “—“ are $0 or have been rounded to $0.

Aggressive Value Fund – Investor Class Shares

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Year Ended October 31,				Period May 1, 2017 to		Year Ended April 30,
	2021	2020	2019	2018	October 31, 2017(1)		2017
Net Asset Value, Beginning of Year/Period	$17.11	$18.73	$17.50	$19.67	$18.76		$17.12
Income (Loss) from Operations:
Net Investment Income(2)	0.03	0.15	0.22	0.13	0.07		0.02
Net Realized and Unrealized Gain (Loss)	8.16	(1.51)	1.15	(2.24)	0.84		1.66
Total from Operations	8.19	(1.36)	1.37	(2.11)	0.91		1.68
Dividends and Distributions:
Net Investment Income	(0.10)	(0.26)	(0.14)	(0.06)	—		(0.04)
Total Dividends and Distributions	(0.10)	(0.26)	(0.14)	(0.06)	—		(0.04)
Redemption Fees(2)	—	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)
Net Asset Value, End of Year/Period	$25.20	$17.11	$18.73	$17.50	$19.67		$18.76

Total Return†	47.96%	(7.44)%	8.04%	(10.76)%	4.85%		9.83%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$53,693	$37,808	$54,735	$80,479	$111,860		$112,985
Ratio of Expenses to Average Net Assets	1.00%	1.05%	1.16%	1.13%	1.12	%*	1.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	1.22%	1.29%	1.32%	1.20%	1.21	%*	1.40%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.13%	0.86%	1.26%	0.68%	0.75	%*	0.14%
Portfolio Turnover Rate	112%	135%	92%	87%	43	%**	72%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31.
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts designated as “—“ are $0 or have been rounded to $0.

SMID Fund – Investor Class Shares

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Year Ended October 31,				Period May 1, 2017 to		Year Ended April 30,
	2021	2020	2019	2018	October 31, 2017(1)		2017
Net Asset Value, Beginning of Year/Period	$17.43	$18.78	$17.37	$16.42	$15.74		$12.90
Income (Loss) from Operations:
Net Investment Income(2)	0.21	0.13	0.11	0.09	0.04		0.08
Net Realized and Unrealized Gain (Loss)	7.45	(0.69)	2.35	0.93	0.64		2.84
Total from Operations	7.66	(0.56)	2.46	1.02	0.68		2.92
Dividends and Distributions:
Net Investment Income	(0.13)	(0.09)	(0.09)	(0.07)	—		(0.08)
Net Realized Gain	—	(0.70)	(0.96)	—	—		—
Total Dividends and Distributions	(0.13)	(0.79)	(1.05)	(0.07)	—		(0.08)
Net Asset Value, End of Year/Period	$24.96	$17.43	$18.78	$17.37	$16.42		$15.74

Total Return†	44.07%	(3.42)%	15.61%	6.20%	4.32%		22.66%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$124,536	$53,396	$48,630	$35,750	$30,231		$29,379
Ratio of Expenses to Average Net Assets	0.93%	0.95%	0.94%	0.95%	0.95	%*	1.04%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.07%	1.20%	1.21%	1.26%	1.38	%*	1.39%
Ratio of Net Investment Income to Average Net Assets	0.87%	0.76%	0.61%	0.53%	0.45	%*	0.55%
Portfolio Turnover Rate	52%	82%	65%	61%	13	%**	48%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31.
(2)	Per share data calculated using the average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

SMID Fund – Institutional Class Shares

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Year Ended October 31,				Period May 1, 2017 to		Year Ended April 30,
	2021	2020	2019	2018	October 31, 2017(1)		2017
Net Asset Value, Beginning of Year/Period	$17.44	$18.78	$17.36	$16.41	$15.73		$12.89
Income (Loss) from Operations:
Net Investment Income(2)	0.22	0.15	0.12	0.09	0.04		0.06
Net Realized and Unrealized Gain (Loss)	7.45	(0.69)	2.35	0.93	0.64		2.87
Total from Operations	7.67	(0.54)	2.47	1.02	0.68		2.93
Dividends and Distributions:
Net Investment Income	(0.14)	(0.10)	(0.09)	(0.07)	—		(0.09)
Net Realized Gain	—	(0.70)	(0.96)	—	—		—
Total Dividends and Distributions	(0.14)	(0.80)	(1.05)	(0.07)	—		(0.09)
Net Asset Value, End of Year/Period	$24.97	$17.44	$18.78	$17.36	$16.41		$15.73

Total Return†	44.17%	(3.32)%	15.69%	6.22%	4.32%		22.73%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$25,993	$4,745	$4,679	$3,780	$3,704		$3,592
Ratio of Expenses to Average Net Assets	0.85%	0.85%	0.88%	0.95%	0.95	%*	0.97%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.99%	1.09%	1.15%	1.26%	1.38	%*	1.34%
Ratio of Net Investment Income to Average Net Assets	0.89%	0.86%	0.67%	0.54%	0.45	%*	0.40%
Portfolio Turnover Rate	52%	82%	65%	61%	13	%**	48%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31.
(2)	Per share data calculated using the average shares method.

Amounts designated as “—“ are $0 or have been rounded to $0.

International Small Cap Fund – Institutional Class Shares

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Year Ended October 31,				Period May 1, 2017 to		Year Ended April 30,
	2021	2020	2019	2018	October 31, 2017(1)		2017
Net Asset Value, Beginning of Year/Period	$11.29	$12.04	$11.22	$12.68	$11.36		$10.17
Income (Loss) from Operations:
Net Investment Income(2)	0.08	0.09	0.19	0.10	0.09		0.13
Net Realized and Unrealized Gain (Loss)	3.39	(0.66)	1.17	(0.70)	1.23		1.25
Total from Operations	3.47	(0.57)	1.36	(0.60)	1.32		1.38
Dividends and Distributions:
Net Investment Income	(0.06)	(0.17)	(0.07)	(0.10)	—		(0.12)
Net Realized Gain	(0.22)	(0.01)	(0.47)	(0.76)	—		(0.07)
Total Dividends and Distributions	(0.28)	(0.18)	(0.54)	(0.86)	—		(0.19)
Net Asset Value, End of Year/Period	$14.48	$11.29	$12.04	$11.22	$12.68		$11.36

Total Return†	30.83%	(4.89)%	13.14%	(5.36)%	11.62%		13.83%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$96,670	$61,003	$2,689	$2,228	$2,064		$1,552
Ratio of Expenses to Average Net Assets	1.05%	1.05%	1.06%	1.15%	1.15	%*	1.15%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.22%	1.45%	4.75%	5.45%	7.93	%*	8.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.54%	0.81%	1.70%	0.78%	1.43	%*	1.30%
Portfolio Turnover Rate	38%	42%	49%	68%	26	%**	49%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31.
(2)	Per share data calculated using the average shares method.

Amounts designated as “—“ are $0 or have been rounded to $0.

The Cambiar Funds

Investors who would like more information about the Funds should read the Funds’ Annual and Semi-Annual Reports and the Funds’ Statement of Additional Information (the “SAI”), as it may be amended from time to time. The Annual and Semi-Annual Reports of the Funds provide additional information about their investments. In the Annual Report, you will also find a discussion of the market conditions and investment strategies that significantly affected the performance of the Funds during the last fiscal year. The SAI contains additional detailed information about the Funds and is incorporated by reference into (is legally a part of) this prospectus.

Investors can receive free copies of the SAI, shareholder reports, the Funds’ privacy policy and other information about the Funds and can make shareholder inquiries at www.cambiar.com or by writing to or calling:

The Cambiar Funds P.O. Box 219009 Kansas City, MO 64121-9009 (Toll free) 1-866-777-8227

You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors’ Inner Circle Fund, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act of 1940 file number is 811-06400.

CMB-PS-010-0800